                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07577

                  WM Strategic Asset Management Portfolios, LLC
               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                    Date of fiscal year end: October 31, 2006

                    Date of reporting period: April 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS

(WM GROUP OF FUNDS LOGO)

                    WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                   Semiannual Report   (GRAPHIC)

                      April 30, 2006   The sophistication of a managed account
                                       with the simplicity of a mutual fund.

                    WM Strategic Asset Management Portfolios

AT THE WM GROUP OF FUNDS, OUR PASSION IS PIECING INDIVIDUAL INVESTMENTS TOGETHER INTO COMPREHENSIVE PORTFOLIOS TO MAKE YOUR FINANCIAL PLAN MORE EFFECTIVE.

                                    (GRAPHIC)

     Table of Contents

 1   Letter from the President
     WM SAM Portfolio Performance and Composition:
 2   Flexible Income Portfolio
 3   Conservative Balanced Portfolio
 4   Balanced Portfolio
 5   Conservative Growth Portfolio
 6   Strategic Growth Portfolio
 7   Glossary
 8   Expense Information
10   Financial Statements
25   Notes to Financial Statements
30   Supplemental Information

                                NOT FDIC INSURED
               MAY LOSE VALUE - NOT A DEPOSIT - NO BANK GUARANTEE
                  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Dear Shareholder,

                          (PHOTO OF WILLIAM G. PAPESH)

Securities markets have spent recent months reacting to a complicated mix of economic data that has generally been positive for equities but challenging for bonds. An upswing in economic growth, continuing strength in corporate profits, and elevated energy prices prompted the Federal Reserve to continue raising short-term interest rates in an effort to contain inflationary pressures. For the six months ended April 30, 2006, the S&P 500 climbed
9.64%, while the Lehman Brothers Aggregate Bond Index edged up 0.56%.(1)

REACHING COMPANY MILESTONES

The past six months and the six months that lie ahead mark important milestones for the WM Group of Funds. In January, our assets under management exceeded $20 billion for the first time in the company's history. This growth was primarily due to the success of our WM SAM Portfolios. In July, the Portfolios will celebrate their own accomplishment--their 10-year anniversary. Few asset allocation funds today can claim a decade-long track record. We are enormously proud that hundreds of thousands of shareholders have chosen to pursue their financial goals through our disciplined active asset allocation process.

TAKING STEPS TO LOWER EXPENSES

But we haven't been content simply to rest on our achievements. Effective November 1, 2005, we instituted a new fee schedule that significantly lowered the management fees on the WM SAM Portfolios. Additional breakpoints help ensure that fees will decline even further as Portfolio assets grow. We believe that lower expenses create better investment value for our shareholders and help position our asset allocation funds to maintain their industry leadership.

Shareholders can also take advantage of services that may help lower certain expenses. On the back cover, you'll find information about our e-delivery program. When you choose to receive documents like this report by e-mail, you gain the convenience of electronic delivery and storage while reducing printing and mailing costs.

SHAPING OUR BOARD COMPOSITION

From my perspective, you can certainly be proud of your Board of Trustees and the stewardship role they perform for your benefit. In November, Michael (Mike) Murphy, a Director of Washington Mutual, Inc., retired from the WM Group of Funds Board of Trustees after 11 years of diligent service. Concurrently, the Board elected independent Trustee Richard (Dick) Yancey to the position of chairman. Dick has been a tireless advocate of shareholder interests in the more than three decades that he has served on our Board. Both he and Mike have my gratitude for their many years of wise counsel.(2)

Our Board is now composed of nine members, more than 75% of whom are not affiliated with Washington Mutual, Inc. I believe this structure, which emphasizes independence, supports strong fund oversight and governance.

Underlying all of our efforts is the expectation that these steps can ultimately create value for our shareholders. On behalf of everyone at the WM Group of Funds, thank you for your support and confidence.

Sincerely,


/s/ William G. Papesh
-------------------------------------
William G. Papesh
President

(1) The S&P 500 is a broad-based index intended to represent the U.S.equity market. The Lehman Brothers Aggregate Bond Index is a broad-based index intended to represent the U.S.fixed-income market. Indices are unmanaged, and individuals cannot invest directly in an index.

(2) Lengths of service include board membership with Composite Funds, a precedecessor to the WM Group of Funds.

(GRAPHIC)   Flexible Income Portfolio                      PORTFOLIO MANAGER
                                                           Asset Allocation Team
                                                           WM Advisors, Inc.

                                   (GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5% (Flexible Income Portfolio) or 5.5% (Conservative Balanced Portfolio); Class B shares: contingent deferred sales charge of 5%, which

AVERAGE ANNUAL TOTAL RETURNS (1, 2) AS OF APRIL 30, 2006

                                          6-Month   1-Year   5-Year   Since Inception   Inception Date
                                          -------   ------   ------   ---------------   --------------
CLASS A SHARES   Net Asset Value(3)        3.47%     5.28%    5.06%        6.87%            7/25/96
                 With Sales Charge        -1.21%     0.51%    4.09%        6.36%
CLASS B SHARES   Net Asset Value(3)        3.07%     4.37%    4.26%        6.22%            7/25/96
                 With Sales Charge        -1.93%    -0.63%    3.91%        6.22%
CLASS C SHARES   Net Asset Value(3)        3.09%     4.42%    4.26%        4.62%            3/1/02
                 With Sales Charge         2.09%     3.42%    4.26%        4.62%
CLASS R-1 SHARES Net Asset Value(3)        3.20%     4.61%    4.33%        0.20%            3/1/06
CLASS R-2 SHARES Net Asset Value(3)        3.28%     4.83%    4.58%        0.20%            3/1/06
Lehman Brothers Aggregate Bond Index(4)    0.56%     0.71%    5.16%        6.34%
S&P 500(4)                                 9.64%    15.42%    2.70%        9.36%
Capital Market Benchmark(4)                2.34%     3.55%    4.86%        7.17%

Average annual total returns (1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: 0.50% (1-year), 4.31% (5-year), 6.39% (since inception)

Class B Shares: -0.63% (1-year), 4.14% (5-year), 6.25% (since inception)

Class C Shares: 3.43% (1-year), 4.48% (5-year), 4.67% (since inception)

Class R-1 Shares: 4.46% (1-year), 4.53% (5-year), -0.06% (since inception)

Class R-2 Shares: 4.69% (1-year), 4.79% (5-year), -0.06% (since inception)

PORTFOLIO COMPOSITION(5)

                                    As of     As of
Asset Class                        4/30/06   10/31/05   Change
-----------                        -------   --------   ------
Mortgage- & Asset-Backed Bonds       37%        38%       -1%
Investment-Grade Corporate Bonds     18%        17%       +1%
High-Yield Corporate Bonds            9%         8%       +1%
U.S.Government Securities             7%         6%       +1%
U.S.Large-Cap Growth Stocks           7%         6%       +1%
U.S.Large-Cap Value Stocks            6%         7%       -1%
U.S.Mid-Cap Growth Stocks             4%         3%       +1%
U.S.Mid-Cap Value Stocks              2%         2%        0%
Convertible Securities                2%         2%        0%
REITs                                 2%         2%        0%
Non-U.S.Developed Market Stocks       1%         1%        0%
U.S.Small-Cap Growth Stocks           1%         2%       -1%
U.S.Small-Cap Value Stocks            1%         1%        0%
Cash Equivalents                      3%         5%       -2%

Note: Pages 34 and 35 provide information about those WM Funds in which the Flexible Income and Conservative Balanced Portfolios invest a significant portion of their assets. For additional information about these and other WM Funds, please see the WM Group of Funds semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

(1) Performance reflects ongoing expenses and assumes reinvestment of all dividends and capital gains. It also reflects ongoing fund expenses paid by the Portfolios'applicable Funds, which include the effects of expense reimbursement. For Class C, R-1, and R-2 shares, performance for periods prior to inception is hypothetical, based on Class A share returns adjusted for the respective expenses of the share class. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Flexible Income Portfolio's performance between 1996 and 1999 and the Conservative Balanced Portfolio's performance between 1996 and 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolios'expenses.

(2)  Periods of less than one year are not annualized.

PORTFOLIO MANAGER                   Conservative Balanced Portfolio*   (GRAPHIC)
Asset Allocation Team
WM Advisors, Inc.

declines over 5 years (5-5-4-3-2-0%);Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investments involve greater risk, including heightened volatility, than fixed-income investments.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.

* As of 8/1/00, the Income Portfolio became the Conservative Balanced Portfolio, and the Portfolio's objectives and strategies changed. This information should be considered when reviewing past performance. Please see the prospectus for detailed information.

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                          6-Month   1-Year   5-Year   Since Inception   Inception Date
                                          -------   ------   ------   ---------------   --------------
CLASS A SHARES   Net Asset Value(3)        5.47%     8.57%    5.41%        5.36%            7/25/96
                 With Sales Charge        -0.33%     2.59%    4.24%        4.76%
CLASS B SHARES   Net Asset Value(3)        5.08%     7.77%    4.61%        4.71%            7/25/96
                 With Sales Charge         0.08%     2.76%    4.28%        4.71%
CLASS C SHARES   Net Asset Value(3)        5.12%     7.74%    4.67%        5.71%            3/1/02
                 With Sales Charge         4.12%     6.74%    4.67%        5.71%
CLASS R-1 SHARES Net Asset Value(3)        5.19%     7.90%    4.75%        0.96%            3/1/06
CLASS R-2 SHARES Net Asset Value(3)        5.28%     8.12%    5.00%        0.96%            3/1/06
Lehman Brothers Aggregate Bond Index(4)    0.56%     0.71%    5.16%        6.34%
S&P 500(4)                                 9.64%    15.42%    2.70%        9.36%
Capital Market Benchmark(4)                4.13%     6.43%    4.47%        7.89%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: 1.93% (1-year), 4.63% (5-year), 4.75% (since inception)

Class B Shares: 1.96% (1-year), 4.67% (5-year), 4.70% (since inception)

Class C Shares: 5.93% (1-year), 5.06% (5-year), 5.71% (since inception)

Class R-1 Shares: 7.13% (1-year), 5.14% (5-year), 0.50% (since inception)

Class R-2 Shares: 7.38% (1-year), 5.40% (5-year), 0.50% (since inception)

PORTFOLIO COMPOSITION(5)

                                    As of     As of
Asset Class                        4/30/06   10/31/05   Change
-----------                        -------   --------   ------
Mortgage- & Asset-Backed Bonds       29%        31%       -2%
Investment-Grade Corporate Bonds     12%        11%       +1%
High-Yield Corporate Bonds            7%         6%       +1%
U.S.Government Securities             5%         5%        0%
U.S.Large-Cap Growth Stocks          11%        10%       +1%
U.S.Large-Cap Value Stocks           10%        11%       -1%
U.S.Mid-Cap Growth Stocks             6%         5%       +1%
Non-U.S.Developed Market Stocks       5%         5%        0%
U.S.Mid-Cap Value Stocks              3%         3%        0%
REITs                                 3%         3%        0%
Emerging Market Stocks                2%         1%       +1%
U.S.Small-Cap Growth Stocks           2%         2%        0%
Convertible Securities                1%         2%       -1%
U.S.Small-Cap Value Stocks            1%         1%        0%
Cash Equivalents                      3%         4%       -1%

(3)  Net asset value is not adjusted for sales charge.

(4) See page 7 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 7/31/96. Indices are unmanaged, and individuals cannot invest directly in an index.

(5)  May not reflect the current portfolio composition.

(GRAPHIC)   Balanced Portfolio                             PORTFOLIO MANAGER
                                                           Asset Allocation Team
                                                           WM Advisors, Inc.

                                   (GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows:Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                          6-Month   1-Year   5-Year   Since Inception   Inception Date
                                          -------   ------   ------   ---------------   --------------
CLASS A SHARES   Net Asset Value(3)       7.52%     12.32%    5.50%        8.84%            7/25/96
                 With Sales Charge        1.57%      6.12%    4.30%        8.21%
CLASS B SHARES   Net Asset Value(3)       7.21%     11.49%    4.71%        8.16%            7/25/96
                 With Sales Charge        2.21%      6.49%    4.37%        8.16%
CLASS C SHARES   Net Asset Value(3)       7.12%     11.46%    4.69%        6.65%            3/1/02
                 With Sales Charge        6.12%     10.46%    4.69%        6.65%
CLASS R-1 SHARES Net Asset Value(3)       7.26%     11.65%    4.80%        1.80%            3/1/06
CLASS R-2 SHARES Net Asset Value(3)       7.34%     11.88%    5.05%        1.80%            3/1/06
S&P 500(4)                                9.64%     15.42%    2.70%        9.36%
Lehman Brothers Aggregate Bond Index(4)   0.56%      0.71%    5.16%        6.34%
Capital Market Benchmark(4)               5.95%      9.37%    3.97%        8.50%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: 4.67% (1-year), 4.96% (5-year), 8.21% (since inception)

Class B Shares: 4.84% (1-year), 5.02% (5-year), 8.16% (since inception)

Class C Shares: 8.87% (1-year), 5.35% (5-year), 6.64% (since inception)

Class R-1 Shares: 10.01% (1-year), 5.44% (5-year), 1.15% (since inception)

Class R-2 Shares: 10.26% (1-year), 5.70% (5-year), 1.15% (since inception)

PORTFOLIO COMPOSITION(5)

                                    As of     As of
Asset Class                        4/30/06   10/31/05   Change
-----------                        -------   --------   ------
U.S.Large-Cap Growth Stocks          17%       15%        +2%
U.S.Large-Cap Value Stocks           15%       16%        -1%
U.S.Mid-Cap Growth Stocks             9%        7%        +2%
Non-U.S.Developed Market Stocks       8%        7%        +1%
U.S.Mid-Cap Value Stocks              4%        5%        -1%
REITs                                 4%        4%         0%
U.S.Small-Cap Growth Stocks           3%        3%         0%
Emerging Market Stocks                2%        1%        +1%
U.S.Small-Cap Value Stocks            2%        2%         0%
Convertible Securities                1%        1%         0%
Mortgage- & Asset-Backed Bonds       18%       19%        -1%
High-Yield Corporate Bonds            5%        5%         0%
Investment-Grade Corporate Bonds      5%        6%        -1%
U.S.Government Securities             3%        3%         0%
Cash Equivalents                      4%        6%        -2%

Note: For information about the underlying WM Funds of the SAM Portfolios, please see the WM Group of Funds semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

(1) Performance reflects ongoing expenses and assumes reinvestment of all dividends and capital gains. It also reflects ongoing fund expenses paid by the Portfolios'applicable Funds, which include the effects of expense reimbursement. For Class C, R-1, and R-2 shares, performance for periods prior to inception is hypothetical, based on Class A share returns adjusted for the respective expenses of the share class. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolios'performance between 1996 and 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolios'expenses.

(2)  Periods of less than one year are not annualized.

PORTFOLIO MANAGER                      Conservative Growth Portfolio   (GRAPHIC)
Asset Allocation Team
WM Advisors, Inc.

(5-5-4-3-2-0%);Class C shares:contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investments involve greater risk, including heightened volatility, than fixed-income investments.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.

AVERAGE ANNUAL TOTAL RETURNS (1, 2) AS OF APRIL 30, 2006

                                                                        Since     Inception
                                          6-Month   1-Year   5-Year   Inception      Date
                                          -------   ------   ------   ---------   ---------
CLASS A SHARES   Net Asset Value(3)        9.50%    15.82%    5.08%     9.35%      7/25/96
                 With Sales Charge         3.50%     9.43%    3.90%     8.73%
CLASS B SHARES   Net Asset Value(3)        9.08%    14.88%    4.28%     8.65%      7/25/96
                 With Sales Charge         4.07%     9.88%    3.93%     8.65%
CLASS C SHARES   Net Asset Value(3)        9.08%    14.93%    4.28%     7.36%       3/1/02
                 With Sales Charge         8.08%    13.93%    4.28%     7.36%
CLASS R-1 SHARES Net Asset Value(3)        9.23%    15.13%    4.39%     2.51%       3/1/06
CLASS R-2 SHARES Net Asset Value(3)        9.32%    15.37%    4.64%     2.51%       3/1/06
S&P 500(4)                                 9.64%    15.42%    2.70%     9.36%
Lehman Brothers Aggregate Bond Index(4)    0.56%     0.71%    5.16%     6.34%
Capital Market Benchmark(4)                7.78%    12.37%    3.38%     8.99%

Average annual total returns (1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: 7.07% (1-year), 4.94% (5-year), 8.71% (since inception) Class B Shares: 7.41% (1-year), 4.97% (5-year), 8.64% (since inception) Class C Shares: 11.51% (1-year), 5.32% (5-year), 7.32% (since inception) Class R-1 Shares: 12.58% (1-year), 5.42% (5-year), 1.68% (since inception) Class R-2 Shares: 12.84% (1-year), 5.68% (5-year), 1.68% (since inception)

PORTFOLIO COMPOSITION(5)

                                    As of      As of
Asset Class                        4/30/06   10/31/05   Change
-----------                        -------   --------   ------
U.S. Large-Cap Growth Stocks         22%        20%       +2%
U.S. Large-Cap Value Stocks          20%        20%        0%
U.S. Mid-Cap Growth Stocks           12%        10%       +2%
Non-U.S. Developed Market Stocks     10%        10%        0%
U.S. Mid-Cap Value Stocks             5%         7%       -2%
REITs                                 5%         5%        0%
U.S. Small-Cap Growth Stocks          4%         4%        0%
Emerging Market Stocks                3%         1%       +2%
U.S. Small-Cap Value Stocks           3%         3%        0%
Convertible Securities                1%         1%        0%
Mortgage- & Asset-Backed Bonds        7%         9%       -2%
High-Yield Corporate Bonds            2%         3%       -1%
Investment-Grade Corporate Bonds      2%         2%        0%
U.S. Government Securities            1%         1%        0%
Cash Equivalents                      3%         4%       -1%

(3)  Net asset value is not adjusted for sales charge.

(4) See page 7 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 7/31/96. Indices are unmanaged, and individuals cannot invest directly in an index.

(5)  May not reflect the current portfolio composition.

(GRAPHIC)   Strategic Growth Portfolio                     PORTFOLIO MANAGER
                                                           Asset Allocation Team
                                                           WM Advisors, Inc.

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares:maximum up-front sales charge of 5.5%;Class B shares:contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investments involve greater risk, including heightened volatility, than fixed-income investments.

AVERAGE ANNUAL TOTAL RETURNS (1, 2) AS OF APRIL 30, 2006

                                                                    Since     Inception
                                      6-Month   1-Year   5-Year   Inception      Date
                                      -------   ------   ------   ---------   ---------
CLASS A SHARES   Net Asset Value(3)    10.60%   18.06%    4.48%     10.16%     7/25/96
                 With Sales Charge      4.52%   11.58%    3.31%      9.53%
CLASS B SHARES   Net Asset Value(3)    10.26%   17.18%    3.69%      9.49%     7/25/96
                 With Sales Charge      5.26%   12.17%    3.35%      9.49%
CLASS C SHARES   Net Asset Value(3)    10.23%   17.21%    3.71%      7.64%      3/1/02
                 With Sales Charge      9.23%   16.21%    3.71%      7.64%
CLASS R-1 SHARES Net Asset Value(3)    10.34%   17.38%    3.83%      2.87%      3/1/06
CLASS R-2 SHARES Net Asset Value(3)    10.43%   17.63%    4.08%      2.87%      3/1/06
S&P 500(4)                              9.64%   15.42%    2.70%      9.36%
Russell 3000(R) Index(4)               10.70%   18.08%    3.94%      9.70%

Average annual total returns (1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares:    8.64% (1-year), 4.68% (5-year), 9.51% (since inception)

Class B Shares:    9.05% (1-year), 4.72% (5-year), 9.48% (since inception)

Class C Shares:   13.09% (1-year), 5.08% (5-year), 7.58% (since inception)

Class R-1 Shares: 14.26% (1-year), 5.20% (5-year), 1.99% (since inception)

Class R-2 Shares: 14.52% (1-year), 5.46% (5-year), 1.99% (since inception)

PORTFOLIO COMPOSITION(5)

                                    As of      As of
Asset Class                        4/30/06   10/31/05   Change
-----------                        -------   --------   ------
U.S. Large-Cap Growth Stocks         25%        22%       +3%
U.S. Large-Cap Value Stocks          21%        23%       -2%
U.S. Mid-Cap Growth Stocks           13%        11%       +2%
Non-U.S. Developed Market Stocks     12%        11%       +1%
U.S.Mid-Cap Value Stocks              6%         8%       -2%
REITs                                 5%         6%       -1%
Emerging Market Stocks                4%         2%       +2%
U.S. Small-Cap Growth Stocks          4%         5%       -1%
U.S. Small-Cap Value Stocks           3%         4%       -1%
Convertible Securities                1%         1%        0%
High-Yield Corporate Bonds            3%         3%        0%
Cash Equivalents                      3%         4%       -1%

Note: For information about the underlying WM Funds of the SAM Portfolios, please see the WM Group of Funds semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

(1) Performance reflects ongoing expenses and assumes reinvestment of all dividends and capital gains. It also reflects ongoing fund expenses paid by the Portfolio's applicable Funds, which include the effects of expense reimbursement. For Class C, R-1, and R-2 shares, performance for periods prior to inception is hypothetical, based on Class A share returns adjusted for the respective expenses of the share class. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolio's performance between 1996 and 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.

(2)  Periods of less than one year are not annualized.

(3)  Net asset value is not adjusted for sales charge.

(4) See page 7 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 7/31/96. Indices are unmanaged, and individuals cannot invest directly in an index.

(5)  May not reflect the current portfolio composition.

                                                            Glossary   (GRAPHIC)

DEFINITIONS OF INDICES

CAPITAL MARKET BENCHMARK:

A benchmark intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: Flexible Income Portfolio:20% S&P 500 and 80% Lehman Brothers Aggregate Bond Index;Conservative Balanced Portfolio:40% S&P 500 and 60% Lehman Brothers Aggregate Bond Index;Balanced Portfolio:60% S&P 500 and 40% Lehman Brothers Aggregate Bond Index;and Conservative Growth Portfolio:80% S&P 500 and 20% Lehman Brothers Aggregate Bond Index.

CITIGROUP BROAD INVESTMENT-GRADE BOND INDEX:

Measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities. It includes institutionally traded U.S. Treasury, government-sponsored, mortgage, asset-backed, and investment-grade securities.

CITIGROUP MORTGAGE INDEX:

Represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages.

LEHMAN BROTHERS AGGREGATE BOND INDEX:

A broad-based index intended to represent the U.S. fixed-income market.

RUSSELL 3000(R) INDEX:

Measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500:

A broad-based index intended to represent the U.S. equity market.

Expense Information

As a shareholder of the Flexible Income Portfolio, Conservative Balanced Portfolio, Balanced Portfolio, Conservative Growth Portfolio or Strategic Growth Portfolio (collectively, "the Portfolios"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares and, if applicable, contingent deferred sales charges on redemption of shares and (2) ongoing costs, including management fees, distribution and/or service fees, and other Portfolio expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005, to April 30, 2006.

ACTUAL EXPENSES:

The first section of the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses (rather than each Portfolio's actual rate of return). The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, the cost shown would have been higher.

                                                                                      HYPOTHETICAL
                                           ACTUAL EXPENSES                    (5% RETURN BEFORE EXPENSES)
                                  ---------------------------------   -------------------------------------------
                                                          EXPENSES                            EXPENSES
                                  BEGINNING    ENDING   PAID DURING   BEGINNING    ENDING   PAID DURING
                                   ACCOUNT    ACCOUNT     PERIOD*      ACCOUNT    ACCOUNT     PERIOD*
                                    VALUE      VALUE      11/1/05-      VALUE      VALUE      11/1/05-    EXPENSE
                                   11/1/05    4/30/06     4/30/06      11/1/05    4/30/06     4/30/06      RATIO
                                  ---------   -------   -----------   ---------   -------   -----------   -------
Flexible Income Portfolio
Class A .......................     $1,000     $1,035      $3.38        $1,000     $1,021      $3.36       0.67%
Class B .......................      1,000      1,031       7.25         1,000      1,018       7.20       1.44%
Class C .......................      1,000      1,031       7.20         1,000      1,018       7.15       1.43%
Class R-1 .....................      1,000      1,002       7.05         1,000      1,018       7.10       1.42%
Class R-2 .....................      1,000      1,002       5.81         1,000      1,019       5.86       1.17%
Conservative Balanced Portfolio
Class A .......................     $1,000     $1,055      $3.46        $1,000     $1,021      $3.41       0.68%
Class B .......................      1,000      1,051       7.37         1,000      1,018       7.25       1.45%
Class C .......................      1,000      1,051       7.27         1,000      1,018       7.15       1.43%
Class R-1 .....................      1,000      1,010       7.08         1,000      1,018       7.10       1.42%
Class R-2 .....................      1,000      1,010       5.83         1,000      1,019       5.86       1.17%
Balanced Portfolio
Class A .......................     $1,000     $1,075      $3.40        $1,000     $1,022      $3.31       0.66%
Class B .......................      1,000      1,072       7.35         1,000      1,018       7.15       1.43%
Class C .......................      1,000      1,071       7.29         1,000      1,018       7.10       1.42%
Class R-1 .....................      1,000      1,018       7.00         1,000      1,018       7.00       1.40%
Class R-2 .....................      1,000      1,018       5.75         1,000      1,019       5.76       1.15%
Conservative Growth Portfolio
Class A .......................     $1,000     $1,095      $3.53        $1,000     $1,021      $3.41       0.68%
Class B .......................      1,000      1,091       7.52         1,000      1,018       7.25       1.45%
Class C .......................      1,000      1,091       7.41         1,000      1,018       7.15       1.43%
Class R-1 .....................      1,000      1,025       7.08         1,000      1,018       7.05       1.41%
Class R-2 .....................      1,000      1,025       5.82         1,000      1,019       5.81       1.16%
Strategic Growth Portfolio
Class A .......................     $1,000     $1,106      $3.71        $1,000     $1,021      $3.56       0.71%
Class B .......................      1,000      1,103       7.61         1,000      1,018       7.30       1.46%
Class C .......................      1,000      1,102       7.61         1,000      1,018       7.30       1.46%
Class R-1 .....................      1,000      1,029       7.19         1,000      1,018       7.15       1.43%
Class R-2 .....................      1,000      1,029       5.94         1,000      1,019       5.91       1.18%

* Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

The following table sets forth the estimated ongoing aggregate expenses of the Portfolios, including expenses of Class I shares of various funds in the WM Group of Funds (collectively, the "Underlying Funds"), based upon expenses shown in the table on the prior page for each Portfolio and corresponding expenses for each Underlying Fund's Class I shares. These estimates assume a constant allocation by each Portfolio of its assets among the Underlying Funds identical to the actual allocation of the Portfolio at April 30, 2006. A Portfolio's actual aggregate expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the Underlying Funds, the expenses of the Underlying Funds and/or the Portfolio's own expenses.

                                                                                       HYPOTHETICAL
                                           ACTUAL EXPENSES                     (5% RETURN BEFORE EXPENSES)
                                  ---------------------------------   ---------------------------------------------
                                                         ESTIMATED                           ESTIMATED
                                                         AGGREGATE                           AGGREGATE
                                                          EXPENSES                            EXPENSES
                                  BEGINNING    ENDING   PAID DURING   BEGINNING    ENDING   PAID DURING   ESTIMATED
                                   ACCOUNT    ACCOUNT     PERIOD*      ACCOUNT    ACCOUNT     PERIOD*     AGGREGATE
                                    VALUE      VALUE      11/1/05-      VALUE      VALUE      11/1/05-     EXPENSE
                                   11/1/05    4/30/06     4/30/06      11/1/05    4/30/06     4/30/06       RATIO
                                  ---------   -------   -----------   ---------   -------   -----------   ---------
Flexible Income Portfolio
Class A .......................     $1,000     $1,035      $ 6.26       $1,000     $1,019      $ 6.21       1.24%
Class B .......................      1,000      1,031       10.12        1,000      1,015       10.04       2.01%
Class C .......................      1,000      1,031       10.07        1,000      1,015        9.99       2.00%
Class R-1 .....................      1,000      1,002        9.88        1,000      1,015        9.94       1.99%
Class R-2 .....................      1,000      1,002        8.64        1,000      1,016        8.70       1.74%
Conservative Balanced Portfolio
Class A .......................     $1,000     $1,055      $ 6.47       $1,000     $1,018      $ 6.36       1.27%
Class B .......................      1,000      1,051       10.37        1,000      1,015       10.19       2.04%
Class C .......................      1,000      1,051       10.27        1,000      1,015       10.09       2.02%
Class R-1 .....................      1,000      1,010       10.02        1,000      1,015       10.04       2.01%
Class R-2 .....................      1,000      1,010        8.77        1,000      1,016        8.80       1.76%
Balanced Portfolio
Class A .......................     $1,000     $1,075      $ 6.79       $1,000     $1,018      $ 6.61       1.32%
Class B .......................      1,000      1,072       10.74        1,000      1,014       10.44       2.09%
Class C .......................      1,000      1,071       10.68        1,000      1,014       10.39       2.08%
Class R-1 .....................      1,000      1,018       10.31        1,000      1,015       10.29       2.06%
Class R-2 .....................      1,000      1,018        9.06        1,000      1,016        9.05       1.81%
Conservative Growth Portfolio
Class A .......................     $1,000     $1,095      $ 7.06       $1,000     $1,018      $ 6.80       1.36%
Class B .......................      1,000      1,091       11.04        1,000      1,014       10.64       2.13%
Class C .......................      1,000      1,091       10.94        1,000      1,014       10.54       2.11%
Class R-1 .....................      1,000      1,025       10.49        1,000      1,014       10.44       2.09%
Class R-2 .....................      1,000      1,025        9.24        1,000      1,016        9.20       1.84%
Strategic Growth Portfolio
Class A .......................     $1,000     $1,106      $ 7.26       $1,000     $1,018      $ 6.95       1.39%
Class B .......................      1,000      1,103       11.16        1,000      1,014       10.69       2.14%
Class C .......................      1,000      1,102       11.15        1,000      1,014       10.69       2.14%
Class R-1 .....................      1,000      1,029       10.61        1,000      1,014       10.54       2.11%
Class R-2 .....................      1,000      1,029        9.36        1,000      1,016        9.30       1.86%

* Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

Financial Statements:
Portfolios of Investments

FLEXIBLE INCOME PORTFOLIO
April 30, 2006 (unaudited)

                                                                         VALUE
  SHARES                                                                (000S)
----------                                                            ----------
INVESTMENT COMPANY SECURITIES -- 100.0%
   EQUITY FUNDS -- 25.1%
 2,006,377   WM Equity Income Fund ................................   $   43,097
 2,164,574   WM Growth & Income Fund ..............................       57,253
 3,871,525   WM Growth Fund .......................................       67,132
 1,299,536   WM Mid Cap Stock Fund ................................       26,809
   495,218   WM REIT Fund .........................................        9,464
   633,278   WM Small Cap Growth Fund+ ............................       10,525
   840,251   WM Small Cap Value Fund ..............................       10,344
   283,799   WM West Coast Equity Fund ............................       12,152
                                                                      ----------
             Total Equity Funds
                (Cost $168,026) ...................................      236,776
                                                                      ----------
   FIXED-INCOME FUNDS -- 74.9%
 7,173,736   WM High Yield Fund ...................................       61,766
26,157,228   WM Income Fund .......................................      234,630
49,141,980   WM Short Term Income Fund ............................      113,027
28,527,699   WM U.S. Government Securities Fund ...................      296,117
                                                                      ----------
             Total Fixed-Income Funds
                (Cost $717,975) ...................................      705,540
                                                                      ----------
             Total Investment Company Securities
                (Cost $886,001) ...................................      942,316
                                                                      ----------

 PRINCIPAL
  AMOUNT
  (000S)
----------
REPURCHASE AGREEMENT -- 0.0%
   (Cost $631)
$      631   Agreement with Credit Suisse First Boston Corporation,
                4.660% dated 04/28/2006, to be repurchased at
                $631,000 on 05/01/2006 (collateralized by U.S.
                Treasury obligations, having various interest rates
                and maturities, market value $644,000) ............          631
                                                                      ----------
TOTAL INVESTMENTS (Cost $886,632*) ........................   100.0%     942,947
OTHER ASSETS (LIABILITIES) (NET) ..........................     0.0         (382)
                                                              -----   ----------
NET ASSETS ................................................   100.0%  $  942,565
                                                              =====   ==========

----------
*    Aggregate cost for federal tax purposes.

+    Non-income producing security.

CONSERVATIVE BALANCED PORTFOLIO
April 30, 2006 (unaudited)

                                                                         VALUE
  SHARES                                                                (000S)
----------                                                            ----------
INVESTMENT COMPANY SECURITIES -- 100.0%
   EQUITY FUNDS -- 44.6%
 2,815,774   WM Equity Income Fund ................................   $   60,483
 2,019,125   WM Growth & Income Fund ..............................       53,406
 3,751,521   WM Growth Fund .......................................       65,051
 2,798,155   WM International Growth Fund .........................       36,292
 1,105,141   WM Mid Cap Stock Fund ................................       22,799
   689,167   WM REIT Fund .........................................       13,170
   481,229   WM Small Cap Growth Fund+ ............................        7,998
   649,244   WM Small Cap Value Fund ..............................        7,992
   613,497   WM West Coast Equity Fund ............................       26,270
                                                                      ----------
             Total Equity Funds
                (Cost $226,976) ...................................      293,461
                                                                      ----------
   FIXED-INCOME FUNDS -- 55.4%
 4,383,526   WM High Yield Fund ...................................       37,742
13,063,828   WM Income Fund .......................................      117,183
16,232,291   WM Short Term Income Fund ............................       37,334
16,660,750   WM U.S. Government Securities Fund ...................      172,939
                                                                      ----------
             Total Fixed-Income Funds
                (Cost $373,637) ...................................      365,198
                                                                      ----------
TOTAL INVESTMENTS (Cost $600,613*) ........................   100.0%     658,659
OTHER ASSETS (LIABILITIES) (NET) ..........................     0.0         (318)
                                                              -----   ----------
NET ASSETS ................................................   100.0%  $  658,341
                                                              =====   ==========

----------
*    Aggregate cost for federal tax purposes.

+    Non-income producing security.


10                     See Notes to Financial Statements.

Portfolios of Investments

BALANCED PORTFOLIO
April 30, 2006 (unaudited)

                                                                         VALUE
  SHARES                                                                (000S)
----------                                                            ----------
INVESTMENT COMPANY SECURITIES -- 99.5%
   EQUITY FUNDS -- 66.5%
26,946,984   WM Equity Income Fund ................................   $  578,821
21,457,315   WM Growth & Income Fund ..............................      567,546
42,515,561   WM Growth Fund .......................................      737,220
30,638,839   WM International Growth Fund .........................      397,386
11,915,636   WM Mid Cap Stock Fund ................................      245,819
 7,531,965   WM REIT Fund .........................................      143,936
 5,768,340   WM Small Cap Growth Fund+ ............................       95,870
 7,733,169   WM Small Cap Value Fund ..............................       95,195
 6,634,135   WM West Coast Equity Fund ............................      284,074
                                                                      ----------
             Total Equity Funds
                (Cost $2,448,272) .................................    3,145,867
                                                                      ----------
   FIXED-INCOME FUNDS -- 33.0%
25,433,065   WM High Yield Fund ...................................      218,979
54,048,934   WM Income Fund .......................................      484,819
19,434,919   WM Short Term Income Fund ............................       44,700
78,012,714   WM U.S. Government Securities Fund ...................      809,772
                                                                      ----------
             Total Fixed-Income Funds
                (Cost $1,582,262) .................................    1,558,270
                                                                      ----------
             Total Investment Company Securities
                (Cost $4,030,534) .................................    4,704,137
                                                                      ----------

PRINCIPAL
  AMOUNT
  (000S)
----------
REPURCHASE AGREEMENT -- 0.5%
   (Cost $24,158)
$   24,158   Agreement with Credit Suisse First Boston Corporation,
                4.660% dated 04/28/2006, to be repurchased at
                $24,167,000 on 05/01/2006 (collateralized by U.S.
                Treasury obligations, having various interest rates
                and maturities, market value $24,672,000) .........       24,158
                                                                      ----------
TOTAL INVESTMENTS (Cost $4,054,692*) ......................   100.0%   4,728,295
OTHER ASSETS (LIABILITIES) (NET) ..........................     0.0         (739)
                                                              -----   ----------
NET ASSETS ................................................   100.0%  $4,727,556
                                                              =====   ==========

----------
*    Aggregate cost for federal tax purposes.

+    Non-income producing security.

CONSERVATIVE GROWTH PORTFOLIO
April 30, 2006 (unaudited)

                                                                         VALUE
  SHARES                                                                (000S)
----------                                                            ----------
INVESTMENT COMPANY SECURITIES -- 100.0%
   EQUITY FUNDS -- 86.2%
28,915,307   WM Equity Income Fund ................................   $  621,101
23,170,107   WM Growth & Income Fund ..............................      612,849
42,973,502   WM Growth Fund .......................................      745,161
30,779,687   WM International Growth Fund .........................      399,213
12,431,078   WM Mid Cap Stock Fund ................................      256,453
 8,172,200   WM REIT Fund .........................................      156,171
 6,535,643   WM Small Cap Growth Fund+ ............................      108,622
 8,726,038   WM Small Cap Value Fund ..............................      107,417
 7,049,293   WM West Coast Equity Fund ............................      301,851
                                                                      ----------
             Total Equity Funds
                (Cost $2,624,636) .................................    3,308,838
                                                                      ----------
FIXED-INCOME FUNDS -- 13.8%
11,432,453   WM High Yield Fund ...................................       98,433
16,575,350   WM Income Fund .......................................      148,681
27,096,842   WM U.S. Government Securities Fund ...................      281,265
                                                                      ----------
             Total Fixed-Income Funds
                (Cost $526,963) ...................................      528,379
                                                                      ----------
             Total Investment Company Securities
                (Cost $3,151,599) .................................    3,837,217
                                                                      ----------

 PRINCIPAL
  AMOUNT
  (000S)
----------
REPURCHASE AGREEMENT -- 0.1%
   (Cost $3,468)
$    3,468   Agreement with Credit Suisse First Boston Corporation,
                4.660% dated 04/28/2006, to be repurchased at
                $3,469,000 on 05/01/2006 (collateralized by U.S.
                Treasury obligations, having various interest rates
                and maturities, market value $3,542,000) ..........        3,468
                                                                      ----------
TOTAL INVESTMENTS (Cost $3,155,067*) ......................   100.1%   3,840,685
OTHER ASSETS (LIABILITIES) (NET) ..........................    (0.1)      (2,493)
                                                              -----   ----------
NET ASSETS ................................................   100.0%  $3,838,192
                                                              =====   ==========

----------
*    Aggregate cost for federal tax purposes.

+    Non-income producing security.


                       See Notes to Financial Statements.                     11

Portfolio of Investments

STRATEGIC GROWTH PORTFOLIO
April 30, 2006 (unaudited)

                                                                        VALUE
  SHARES                                                                (000S)
----------                                                            ----------
INVESTMENT COMPANY SECURITIES -- 99.9%
   EQUITY FUNDS -- 95.9%
18,490,819   WM Equity Income Fund ................................   $  397,183
14,874,421   WM Growth & Income Fund ..............................      393,428
30,542,764   WM Growth Fund .......................................      529,611
21,172,001   WM International Growth Fund .........................      274,601
 9,145,804   WM Mid Cap Stock Fund ................................      188,678
 4,878,455   WM REIT Fund .........................................       93,227
 4,293,361   WM Small Cap Growth Fund+ ............................       71,356
 5,634,050   WM Small Cap Value Fund ..............................       69,355
 4,831,638   WM West Coast Equity Fund ............................      206,891
                                                                      ----------
             Total Equity Funds
                (Cost $1,813,128) .................................    2,224,330
                                                                      ----------
   FIXED-INCOME FUND -- 4.0%
      (Cost $86,089)
10,926,587   WM High Yield Fund ...................................       94,078
                                                                      ----------
             Total Investment Company Securities
                (Cost $1,899,217) .................................    2,318,408
                                                                      ----------

 PRINCIPAL
  AMOUNT
  (000S)
----------
REPURCHASE AGREEMENT -- 0.2%
   (Cost $3,453)
$    3,453   Agreement with Credit Suisse First Boston Corporation,
                4.660% dated 04/28/2006, to be repurchased at
                $3,454,000 on 05/01/2006 (collateralized by U.S.
                Treasury obligations, having various interest rates
                and maturities, market value $3,526,000) ..........        3,453
                                                                      ----------
TOTAL INVESTMENTS (Cost $1,902,670*) ......................   100.1%   2,321,861
OTHER ASSETS (LIABILITIES) (NET) ..........................    (0.1)      (1,550)
                                                              -----   ----------
NET ASSETS ................................................   100.0%  $2,320,311
                                                              =====   ==========

----------
*    Aggregate cost for federal tax purposes.

+    Non-income producing security.


12                     See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2006 (unaudited)

(In thousands)

                                                   FLEXIBLE   CONSERVATIVE                CONSERVATIVE    STRATEGIC
                                                    INCOME      BALANCED      BALANCED       GROWTH        GROWTH
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                  ---------   ------------   ----------   ------------   ----------
ASSETS:
Investments, at cost ..........................   $886,632      $600,613     $4,054,692    $3,155,067    $1,902,670
                                                  ========      ========     ==========    ==========    ==========
Investments, at value .........................   $942,947      $658,659     $4,728,295    $3,840,685    $2,321,861
Cash ..........................................          8            --             30            17            18
Dividends and/or interest receivable ..........         --            --              9             2             1
Receivable for Portfolio shares sold ..........      1,738         1,323         11,713         6,689         5,683
Receivable for investment securities sold .....      1,200           800             --            --            --
Prepaid expenses and other assets .............         13             8             59            48            29
                                                  --------      --------     ----------    ----------    ----------
   Total Assets ...............................    945,906       660,790      4,740,106     3,847,441     2,327,592
                                                  --------      --------     ----------    ----------    ----------
LIABILITIES:
Payable for Portfolio shares redeemed .........      2,401         1,835          6,953         5,041         3,604
Payable for investment securities purchased ...         --            --          1,158           468         1,458
Investment advisory fee payable ...............        244           169          1,205           978           589
Shareholder servicing and distribution
   fees payable ...............................        510           347          2,401         2,020         1,244
Transfer agent fees payable ...................         50            27            218           225            48
Due to custodian ..............................         --            14             --            --            --
Accrued expenses and other payables ...........        136            57            615           517           338
                                                  --------      --------     ----------    ----------    ----------
   Total Liabilities ..........................      3,341         2,449         12,550         9,249         7,281
                                                  --------      --------     ----------    ----------    ----------
NET ASSETS ....................................   $942,565      $658,341     $4,727,556    $3,838,192    $2,320,311
                                                  ========      ========     ==========    ==========    ==========
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss) ..........   $  1,708      $    520     $   (2,846)   $   (4,379)   $    1,495
Accumulated net realized gain/(loss) on
   investment transactions ....................     (3,189)        1,339         (8,941)      (21,577)      (20,597)
Net unrealized appreciation of investments ....     56,315        58,046        673,603       685,618       419,191
Paid-in capital ...............................    887,731       598,436      4,065,740     3,178,530     1,920,222
                                                  --------      --------     ----------    ----------    ----------
   Total Net Assets ...........................   $942,565      $658,341     $4,727,556    $3,838,192    $2,320,311
                                                  ========      ========     ==========    ==========    ==========


                       See Notes to Financial Statements.                     13

April 30, 2006 (unaudited)

(In thousands)

                                           FLEXIBLE   CONSERVATIVE                CONSERVATIVE    STRATEGIC
                                            INCOME      BALANCED      BALANCED       GROWTH        GROWTH
                                          PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
                                          ---------   ------------   ----------   ------------   ----------
NET ASSETS:
Class A Shares ........................   $436,956      $314,467     $2,383,520    $1,814,922    $1,055,180
                                          ========      ========     ==========    ==========    ==========
Class B Shares ........................   $350,457      $173,052     $1,475,448    $1,136,051    $  736,887
                                          ========      ========     ==========    ==========    ==========
Class C Shares ........................   $155,152      $170,822     $  868,564    $  887,057    $  528,238
                                          ========      ========     ==========    ==========    ==========
Class R-1 Shares ......................   $     --      $     --     $       24    $      162    $        6
                                          ========      ========     ==========    ==========    ==========
Class R-2 Shares ......................   $     --      $     --     $       --    $       --    $       --
                                          ========      ========     ==========    ==========    ==========
SHARES OUTSTANDING:
Class A Shares ........................     38,565        28,924        168,668       114,009        59,980
                                          ========      ========     ==========    ==========    ==========
Class B Shares ........................     30,976        15,945        104,665        73,684        44,033
                                          ========      ========     ==========    ==========    ==========
Class C Shares ........................     13,780        15,803         61,930        57,938        31,489
                                          ========      ========     ==========    ==========    ==========
Class R-1 Shares ......................         --            --              2            10            --
                                          ========      ========     ==========    ==========    ==========
Class R-2 Shares ......................         --            --             --            --            --
                                          ========      ========     ==========    ==========    ==========
CLASS A SHARES:**
Net asset value per share of
  beneficial interest
  outstanding* ........................   $  11.33      $  10.87     $    14.13    $    15.92    $    17.59
                                          ========      ========     ==========    ==========    ==========
Maximum sales charge ..................       4.50%         5.50%          5.50%         5.50%         5.50%
                                          ========      ========     ==========    ==========    ==========
Maximum offering price per share of
  beneficial interest outstanding .....   $  11.86      $  11.50     $    14.95    $    16.85    $    18.61
                                          ========      ========     ==========    ==========    ==========
CLASS B SHARES:**
Net asset value and offering price
  per share of beneficial interest
  outstanding* ........................   $  11.31      $  10.85     $    14.10    $    15.42    $    16.73
                                          ========      ========     ==========    ==========    ==========
CLASS C SHARES:**
Net asset value and offering price
   per share of beneficial interest
   outstanding* .......................   $  11.26      $  10.81     $    14.02    $    15.31    $    16.78
                                          ========      ========     ==========    ==========    ==========
CLASS R-1 SHARES:**
Net asset value and offering price
   per share of beneficial interest
   outstanding ........................   $  11.32      $  10.86     $    14.12    $    15.92    $    17.59
                                          ========      ========     ==========    ==========    ==========
CLASS R-2 SHARES:**
Net asset value and offering price
   per share of beneficial interest
   outstanding ........................   $  11.32      $  10.86     $    14.12    $    15.92    $    17.59
                                          ========      ========     ==========    ==========    ==========

----------
* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

**   Net asset value and maximum offering price are not shown in thousands.


14                     See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended April 30, 2006 (unaudited)

(In thousands)

                                                   FLEXIBLE   CONSERVATIVE               CONSERVATIVE   STRATEGIC
                                                    INCOME      BALANCED      BALANCED      GROWTH       GROWTH
                                                  PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                  ---------   ------------   ---------   ------------   ---------
INVESTMENT INCOME:
Dividends from investment company
   securities .................................    $21,225       $12,270      $ 69,867     $ 45,023     $ 23,663
Interest ......................................         11            21           966           79           61
                                                   -------       -------      --------     --------     --------
   Total investment income ....................     21,236        12,291        70,833       45,102       23,724
                                                   -------       -------      --------     --------     --------
EXPENSES:
Investment advisory fee .......................      1,522         1,004         7,088        5,688        3,400
Custodian fees ................................          7             2             1            1            4
Legal and audit fees ..........................         20            17            50           42           30
Trustees'fees .................................          9             6            41           33           19
Other .........................................        218           152           812          747          612
Shareholder servicing and distribution fees:
   Class A Shares .............................        555           379         2,816        2,121        1,219
   Class B Shares .............................      1,829           859         7,244        5,533        3,550
   Class C Shares .............................        787           815         4,019        4,061        2,378
   Class R-1 Shares ...........................         --            --            --           --           --
   Class R-2 Shares ...........................         --            --            --           --           --
Transfer agent fees:
   Class A Shares .............................        128            88           639          581          387
   Class B Shares .............................        140            66           557          471          314
   Class C Shares .............................         52            50           249          300          201
Recordkeeping/administration fees:
   Class R-1 Shares ...........................         --            --            --           --           --
   Class R-2 Shares ...........................         --            --            --           --           --
                                                   -------       -------      --------     --------     --------
   Total expenses .............................      5,267         3,438        23,516       19,578       12,114
Fees reduced by custodian credits .............         --*           --*           --*          --*          --*
                                                   -------       -------      --------     --------     --------
   Net expenses ...............................      5,267         3,438        23,516       19,578       12,114
                                                   -------       -------      --------     --------     --------
NET INVESTMENT INCOME .........................     15,969         8,853        47,317       25,524       11,610
                                                   -------       -------      --------     --------     --------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS:
Net realized gain/(loss) on investment
   transactions ...............................       (709)          229         5,597        5,826        6,656
Capital gain distributions received ...........      4,115         4,104        45,198       45,982       32,414
Net change in unrealized appreciation/
   depreciation of investments ................     12,197        19,744       219,381      238,165      159,900
                                                   -------       -------      --------     --------     --------
Net realized and unrealized gain on
   investments ................................     15,603        24,077       270,176      289,973      198,970
                                                   -------       -------      --------     --------     --------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..................    $31,572       $32,930      $317,493     $315,497     $210,580
                                                   =======       =======      ========     ========     ========

----------
*    Amount represents less than $500.


                       See Notes to Financial Statements.                     15

Statements of Changes in Net Assets

(In thousands)

                                                        FLEXIBLE                 CONSERVATIVE
                                                    INCOME PORTFOLIO          BALANCED PORTFOLIO         BALANCED PORTFOLIO
                                                ------------------------   ------------------------   ------------------------
                                                 SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                   ENDED                      ENDED                      ENDED
                                                  4/30/06     YEAR ENDED     4/30/06     YEAR ENDED     4/30/06     YEAR ENDED
                                                (UNAUDITED)    10/31/05    (UNAUDITED)    10/31/05    (UNAUDITED)    10/31/05
                                                -----------   ----------   -----------   ----------   -----------   ----------
Net investment income/(loss) ................    $ 15,969      $ 25,572     $  8,853      $ 11,225    $   47,317    $   50,245
Net realized gain/(loss) on investment
   transactions .............................        (709)         (294)         229            24         5,597          (671)
Capital gain distributions received .........       4,115         1,239        4,104         1,041        45,198        11,568
Net change in unrealized appreciation/
   depreciation of investments ..............      12,197        (4,746)      19,744         9,351       219,381       179,183
                                                 --------      --------     --------      --------    ----------    ----------
Net increase in net assets resulting
   from operations ..........................      31,572        21,771       32,930        21,641       317,493       240,325
Distributions to shareholders from:
   Net investment income:
      Class A Shares ........................      (8,495)      (12,642)      (4,928)       (6,169)      (30,267)      (31,381)
      Class B Shares ........................      (5,535)       (9,207)      (2,137)       (2,814)      (13,999)      (13,452)
      Class C Shares ........................      (2,404)       (3,397)      (2,067)       (2,133)       (7,970)       (5,984)
      Class R-1 Shares ......................          --            --           --            --            --            --
      Class R-2 Shares ......................          --            --           --            --            --            --
   Net realized gains on investments:
      Class A Shares ........................      (1,189)       (1,159)        (454)         (307)           --            --
      Class B Shares ........................      (1,004)       (1,306)        (263)         (231)           --            --
      Class C Shares ........................        (424)         (401)        (243)         (146)           --            --
      Class R-1 Shares ......................          --            --           --            --            --            --
      Class R-2 Shares ......................          --            --           --            --            --            --
   Net increase/(decrease) in net assets from
      Portfolio share transactions:
      Class A Shares ........................     (11,971)       88,792       11,810        79,532       125,935       511,715
      Class B Shares ........................     (38,494)      (33,003)      (3,054)        4,826       (30,699)       (7,480)
      Class C Shares ........................      (9,028)       35,589       12,874        52,920        87,201       223,780
      Class R-1 Shares ......................          --            --           --            --            24            --
      Class R-2 Shares ......................          --            --           --            --            --            --
                                                 --------      --------     --------      --------    ----------    ----------
   Net increase/(decrease) in net assets ....     (46,972)       85,037       44,468       147,119       447,718       917,523

NET ASSETS:
Beginning of period/year ....................     989,537       904,500      613,873       466,754     4,279,838     3,362,315
                                                 --------      --------     --------      --------    ----------    ----------
End of period/year ..........................    $942,565      $989,537     $658,341      $613,873    $4,727,556    $4,279,838
                                                 ========      ========     ========      ========    ==========    ==========
Undistributed net investment income/
   (accumulated net investment loss)
   at end of period/year ....................    $  1,708      $  2,173     $    520      $    799    $   (2,846)   $    2,073
                                                 ========      ========     ========      ========    ==========    ==========


16                     See Notes to Financial Statements.

      CONSERVATIVE                STRATEGIC
    GROWTH PORTFOLIO           GROWTH PORTFOLIO
------------------------   -----------------------
 SIX MONTHS                SIX MONTHS
   ENDED                      ENDED
  4/30/06     YEAR ENDED     4/30/06    YEAR ENDED
(UNAUDITED)    10/31/05    (UNAUDITED)   10/31/05
-----------   ----------   ----------   ----------
 $   25,524   $   14,329   $   11,610   $     (937)

      5,826       (2,370)       6,656       (2,613)
     45,982       12,156       32,414        8,964

    238,165      220,107      159,900      155,476
 ----------   ----------   ----------   ----------

    315,497      244,222      210,580      160,890


    (14,883)     (11,899)      (5,112)      (1,610)
     (8,753)      (2,201)      (3,135)          --
     (6,374)      (2,378)      (2,034)          --
         --           --           --           --
         --           --           --           --

         --           --           --           --
         --           --           --           --
         --           --           --           --
         --           --           --           --
         --           --           --           --


    117,358      300,718       78,256      206,269
    (10,417)     (22,833)      (1,534)         535
     96,810      203,027       67,428      110,472
        160           --            6           --
         --           --           --           --
 ----------   ----------   ----------   ----------
    489,398      708,656      344,455      476,556

  3,348,794    2,640,138    1,975,856    1,499,300
 ----------   ----------   ----------   ----------
 $3,838,192   $3,348,794   $2,320,311   $1,975,856
 ==========   ==========   ==========   ==========


 $   (4,379)  $      107   $    1,495   $      166
 ==========   ==========   ==========   ==========


                       See Notes to Financial Statements.                     17

Statements of Changes in Net Assets -- Capital Stock Activity

(In thousands)

FLEXIBLE INCOME PORTFOLIO

                                                 ISSUED AS
                                               REINVESTMENT                             NET INCREASE/
                                SOLD           OF DIVIDENDS           REDEEMED            (DECREASE)
                         -----------------   ----------------   -------------------   -----------------
                          AMOUNT    SHARES    AMOUNT   SHARES     AMOUNT     SHARES    AMOUNT    SHARES
                         --------   ------   -------   ------   ---------   -------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
Class A Shares .......   $ 75,714    6,669   $ 8,362      741   $ (96,047)   (8,469)  $(11,971)  (1,059)
Class B Shares .......     16,525    1,458     5,634      499     (60,653)   (5,358)   (38,494)  (3,401)
Class C Shares .......     24,321    2,158     2,454      218     (35,803)   (3,179)    (9,028)    (803)
Class R-1 Shares .....         --       --        --       --          --        --         --       --
Class R-2 Shares .....         --       --        --       --          --        --         --       --

YEAR ENDED 10/31/05:
Class A Shares .......   $209,417   18,516   $11,907    1,055   $(132,532)  (11,727)  $ 88,792    7,844
Class B Shares .......     60,992    5,423     9,136      810    (103,131)   (9,139)   (33,003)  (2,906)
Class C Shares .......     81,325    7,239     3,329      297     (49,065)   (4,370)    35,589    3,166

CONSERVATIVE BALANCED PORTFOLIO

                                                ISSUED AS
                                               REINVESTMENT                          NET INCREASE/
                                SOLD           OF DIVIDENDS         REDEEMED          (DECREASE)
                         -----------------   ---------------   -----------------   ----------------
                          AMOUNT    SHARES   AMOUNT   SHARES    AMOUNT    SHARES    AMOUNT   SHARES
                         --------   ------   ------   ------   --------   ------   -------   -----
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
Class A Shares .......   $ 57,838    5,373   $4,851     452    $(50,879)  (4,729)  $11,810    1,096
Class B Shares .......     14,431    1,342    2,276     213     (19,761)  (1,837)   (3,054)    (282)
Class C Shares .......     29,252    2,733    2,211     207     (18,589)  (1,734)   12,874    1,206
Class R-1 Shares .....         --       --       --      --          --       --        --       --
Class R-2 Shares .....         --       --       --      --          --       --        --       --

YEAR ENDED 10/31/05:
Class A Shares .......   $143,665   13,693   $5,799     553    $(69,932)  (6,655)  $79,532    7,591
Class B Shares .......     34,134    3,265    2,710     258     (32,018)  (3,061)    4,826      462
Class C Shares .......     73,937    7,088    2,045     196     (23,062)  (2,211)   52,920    5,073

BALANCED PORTFOLIO

                                                 ISSUED AS
                                               REINVESTMENT                             NET INCREASE/
                                SOLD           OF DIVIDENDS           REDEEMED            (DECREASE)
                         -----------------   ----------------   -------------------   -----------------
                          AMOUNT    SHARES    AMOUNT   SHARES     AMOUNT     SHARES    AMOUNT    SHARES
                         --------   ------   -------   ------   ---------   -------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
Class A Shares .......   $348,154   25,106   $27,801    2,018   $(250,020)  (18,051)  $125,935    9,073
Class B Shares .......     84,479    6,106    13,179      961    (128,357)   (9,292)   (30,699)  (2,225)
Class C Shares .......    151,077   10,983     7,337      537     (71,213)   (5,176)    87,201    6,344
Class R-1 Shares .....         27        2        --       --          (3)       --         24        2
Class R-2 Shares .....         --       --        --       --          --        --         --       --

YEAR ENDED 10/31/05:
Class A Shares .......   $793,211   60,281   $28,968    2,194   $(310,464)  (23,564)  $511,715   38,911
Class B Shares .......    195,378   14,915    12,481      948    (215,339)  (16,412)    (7,480)    (549)
Class C Shares .......    325,240   24,889     5,544      423    (107,004)   (8,188)   223,780   17,124


18                     See Notes to Financial Statements.

(In thousands)

CONSERVATIVE GROWTH PORTFOLIO

                                             ISSUED AS
                                            REINVESTMENT                         NET INCREASE/
                              SOLD          OF DIVIDENDS        REDEEMED           (DECREASE)
                        ----------------  ---------------  ------------------  -----------------
                         AMOUNT   SHARES   AMOUNT  SHARES    AMOUNT    SHARES    AMOUNT   SHARES
                        --------  ------  -------  ------  ---------  -------  ---------  ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A Shares ....  $248,538  16,066  $14,085    927   $(145,265)  (9,387) $ 117,358   7,606
   Class B Shares ....    66,074   4,409    8,510    576     (85,001)  (5,657)   (10,417)   (672)
   Class C Shares ....   155,084  10,407    5,939    406     (64,213)  (4,302)    96,810   6,511
   Class R-1 Shares ..       176      11       --     --         (16)      (1)       160      10
   Class R-2 Shares ..        --      --       --     --          --       --         --      --
YEAR ENDED 10/31/05:
   Class A Shares ....  $511,183  35,691  $11,340    790   $(221,805) (15,434) $ 300,718  21,047
   Class B Shares ....   157,022  11,277    2,100    150    (181,955) (13,063)   (22,833) (1,636)
   Class C Shares ....   295,161  21,286    2,203    158     (94,337)  (6,788)   203,027  14,656

STRATEGIC GROWTH PORTFOLIO

                                            ISSUED AS
                                           REINVESTMENT                        NET INCREASE/
                              SOLD         OF DIVIDENDS        REDEEMED         (DECREASE)
                        ----------------  --------------  -----------------  ----------------
                         AMOUNT   SHARES  AMOUNT  SHARES    AMOUNT   SHARES   AMOUNT   SHARES
                        --------  ------  ------  ------  ---------  ------  --------  ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A Shares ....  $160,170   9,417  $4,857    291   $ (86,771) (5,096) $ 78,256   4,612
   Class B Shares ....    50,273   3,100   3,046    191     (54,853) (3,375)   (1,534)    (84)
   Class C Shares ....   105,012   6,463   1,891    118     (39,475) (2,425)   67,428   4,156
   Class R-1 Shares ..         6       1      --     --          --      (1)        6      --
   Class R-2 Shares ..        --      --      --     --          --      --        --      --
YEAR ENDED 10/31/05:
   Class A Shares ....  $337,997  21,789  $1,537     99   $(133,265) (8,553) $206,269  13,335
   Class B Shares ....   112,864   7,597      --     --    (112,329) (7,568)      535      29
   Class C Shares ....   167,135  11,236      --     --     (56,663) (3,794)  110,472   7,442


                       See Notes to Financial Statements.                     19

Financial Highlights

FLEXIBLE INCOME PORTFOLIO

For a Portfolio share outstanding throughout each period.

                                 INCOME/(LOSS) FROM
                               INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        -----------------------------------  ----------------------------------------

                                        NET
                                      REALIZED
                NET                     AND                                                              NET
               ASSET                 UNREALIZED               DIVIDENDS  DISTRIBUTIONS                  ASSET
               VALUE        NET     GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET                    VALUE
             BEGINNING  INVESTMENT       ON      INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
             OF PERIOD    INCOME    INVESTMENTS  OPERATIONS   INCOME(1)  CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(2)
             ---------  ----------  -----------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $11.19    $0.21(6)    $ 0.18        $ 0.39      $(0.22)      $(0.03)        $(0.25)     $11.33     3.47%
Year Ended:
10/31/05       $11.26    $0.35       $(0.03)       $ 0.32      $(0.35)      $(0.04)        $(0.39)     $11.19     2.79%
10/31/04        10.92     0.34(6)      0.35          0.69       (0.35)          --          (0.35)      11.26     6.38
10/31/03        10.17     0.38(6)      0.77          1.15       (0.38)       (0.02)         (0.40)      10.92    11.49
10/31/02        10.71     0.45(6)     (0.48)        (0.03)      (0.43)       (0.08)         (0.51)      10.17    (0.37)
10/31/01        11.06     0.50(6)     (0.04)         0.46       (0.61)       (0.20)         (0.81)      10.71     3.67

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $11.17    $0.17(6)    $ 0.17        $ 0.34      $(0.17)      $(0.03)        $(0.20)     $11.31     3.07%
Year Ended:
10/31/05       $11.24    $0.26       $(0.03)       $ 0.23      $(0.26)      $(0.04)        $(0.30)     $11.17     1.99%
10/31/04        10.90     0.26(6)      0.34          0.60       (0.26)          --          (0.26)      11.24     5.56
10/31/03        10.15     0.30(6)      0.77          1.07       (0.30)       (0.02)         (0.32)      10.90    10.60
10/31/02        10.71     0.38(6)     (0.50)        (0.12)      (0.36)       (0.08)         (0.44)      10.15    (1.08)
10/31/01        11.06     0.42(6)     (0.04)         0.38       (0.53)       (0.20)         (0.73)      10.71     2.92

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $11.12    $0.17(6)    $ 0.17        $ 0.34      $(0.17)      $(0.03)        $(0.20)     $11.26     3.09%
Year Ended:
10/31/05       $11.19    $0.26       $(0.03)       $ 0.23      $(0.26)      $(0.04)        $(0.30)     $11.12     2.06%
10/31/04        10.86     0.26(6)      0.34          0.60       (0.27)          --          (0.27)      11.19     5.57
10/31/03        10.13     0.30(6)      0.76          1.06       (0.31)       (0.02)         (0.33)      10.86    10.63
10/31/02(5)     10.54     0.24(6)     (0.43)        (0.19)      (0.22)          --          (0.22)      10.13    (1.78)

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(8)     $11.40    $0.08(6)    $(0.06)(9)    $ 0.02      $(0.10)      $   --         $(0.10)     $11.32     0.20%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(8)     $11.40    $0.08(6)    $(0.06)(9)    $ 0.02      $(0.10)      $   --         $(0.10)     $11.32     0.20%x

                                   RATIOS TO AVERAGE
                              NET ASSETS/SUPPLEMENTAL DATA
             -------------------------------------------------------------
                         RATIO OF       RATIO OF
                         EXPENSES       EXPENSES
                        TO AVERAGE     TO AVERAGE    RATIO OF
                NET     NET ASSETS     NET ASSETS       NET
               ASSETS     BEFORE         AFTER      INVESTMENT
               END OF   REIMBURSE-     REIMBURSE-    INCOME TO   PORTFOLIO
               PERIOD     MENTS/         MENTS/       AVERAGE     TURNOVER
             (IN 000S)  WAIVERS(3)   WAIVERS(3)(4)  NET ASSETS     RATE
             ---------  ----------   -------------  ----------   ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06       $436,956  0.67%(7)      0.67%(7)      3.72%(7)         6%
Year Ended:
10/31/05      $443,361  1.00%         1.00%         3.10%            3%
10/31/04       357,735  1.02          1.02          3.07             3
10/31/03       224,192  1.04          1.04          3.64             3
10/31/02       144,710  1.06          1.06          4.41             9
10/31/01       110,680  1.06          1.06          4.61             7

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06       $350,457  1.44%(7)      1.44%(7)      2.95%(7)         6%
Year Ended:
10/31/05      $384,036  1.77%         1.77%         2.33%            3%
10/31/04       418,994  1.79          1.79          2.30             3
10/31/03       371,639  1.79          1.79          2.89             3
10/31/02       244,999  1.81          1.81          3.66             9
10/31/01       146,555  1.79          1.79          3.88             7

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06       $155,152  1.43%(7)      1.43%(7)      2.96%(7)         6%
Year Ended:
10/31/05      $162,140  1.76%         1.76%         2.34%            3%
10/31/04       127,771  1.78          1.78          2.31             3
10/31/03        68,746  1.79          1.79          2.89             3
10/31/02(5)     20,677  1.81(7)       1.81(7)       3.66(7)          9

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(8)    $     --  1.42%(7)(10)  1.42%(7)(10)  2.97%(7)(10)     6%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(8)    $     --  1.17%(7)(10)  1.17%(7)(10)  3.22%(7)(10)     6%

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  The Portfolio commenced selling Class C shares on March 1, 2002.

(6)  Per share numbers have been calculated using the average shares method.

(7)  Annualized.

(8)  The Portfolio commenced selling Class R-1 and R-2 shares on March 1, 2006.

(9) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

(10) Ratios of expenses and net investment income to average net assets are hypothetical, based on Class A share ratios adjusted for the respective expenses of the share class.


20                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

CONSERVATIVE BALANCED PORTFOLIO

For a Portfolio share outstanding throughout each period.

                                INCOME/(LOSS) FROM
                              INVESTMENT OPERATIONS
                       -----------------------------------
                                       NET                             LESS DISTRIBUTIONS
                                     REALIZED               ----------------------------------------
               NET                     AND                                                              NET
              ASSET                 UNREALIZED     TOTAL     DIVIDENDS  DISTRIBUTIONS                  ASSET
              VALUE        NET     GAIN/(LOSS)     FROM      FROM NET      FROM NET                    VALUE
            BEGINNING  INVESTMENT       ON      INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
            OF PERIOD    INCOME    INVESTMENTS  OPERATIONS   INCOME(1)  CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(2)
            ---------  ----------  -----------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06       $10.49    $0.17(6)     $ 0.40      $ 0.57       $(0.17)      $(0.02)        $(0.19)     $10.87      5.47%
Year Ended:
10/31/05      $10.27    $0.26(6)     $ 0.23      $ 0.49       $(0.26)      $(0.01)        $(0.27)     $10.49      4.82%
10/31/04        9.81     0.24          0.47        0.71        (0.25)          --          (0.25)      10.27      7.29
10/31/03        8.83     0.28(6)       0.97        1.25        (0.27)          --          (0.27)       9.81     14.38
10/31/02        9.43     0.33         (0.61)      (0.28)       (0.32)          --          (0.32)       8.83     (3.06)
10/31/01        9.96     0.34(6)      (0.44)      (0.10)       (0.43)          --          (0.43)       9.43     (0.99)

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06       $10.47    $0.13(6)     $ 0.40      $ 0.53       $(0.13)      $(0.02)        $(0.15)     $10.85      5.08%
Year Ended:
10/31/05      $10.25    $0.18(6)     $ 0.23      $ 0.41       $(0.18)      $(0.01)        $(0.19)     $10.47      4.02%
10/31/04        9.79     0.17          0.46        0.63        (0.17)          --          (0.17)      10.25      6.47
10/31/03        8.82     0.21(6)       0.96        1.17        (0.20)          --          (0.20)       9.79     13.46
10/31/02        9.43     0.27         (0.62)      (0.35)       (0.26)          --          (0.26)       8.82     (3.77)
10/31/01        9.96     0.27(6)      (0.44)      (0.17)       (0.36)          --          (0.36)       9.43     (1.71)

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06       $10.43    $0.13(6)     $ 0.40      $ 0.53       $(0.13)      $(0.02)        $(0.15)     $10.81      5.12%
Year Ended:
10/31/05      $10.22    $0.18(6)     $ 0.22      $ 0.40       $(0.18)      $(0.01)        $(0.19)     $10.43      4.00%
10/31/04        9.76     0.16          0.48        0.64        (0.18)          --          (0.18)      10.22      6.55
10/31/03        8.80     0.21(6)       0.97        1.18        (0.22)          --          (0.22)       9.76     13.53
10/31/02(5)     9.39     0.16         (0.60)      (0.44)       (0.15)          --          (0.15)       8.80     (4.70)

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(8)    $10.83    $0.06(6)     $ 0.04      $ 0.10       $(0.07)      $   --         $(0.07)     $10.86      0.96%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(8)    $10.83    $0.06(6)     $ 0.04      $ 0.10       $(0.07)      $   --         $(0.07)     $10.86      0.96%

                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
            -------------------------------------------------------------
                        RATIO OF
                        EXPENSES      RATIO OF
                       TO AVERAGE   EXPENSES TO
               NET     NET ASSETS   AVERAGE NET   RATIO OF NET
              ASSETS     BEFORE     ASSETS AFTER   INVESTMENT
              END OF   REIMBURSE-    REIMBURSE-     INCOME TO   PORTFOLIO
              PERIOD     MENTS/        MENTS/      AVERAGE NET   TURNOVER
            (IN 000S)  WAIVERS(3)  WAIVERS(3)(4)     ASSETS        RATE
            ---------  ----------  -------------  ------------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06      $314,467  0.68%(7)     0.68%(7)       3.17%(7)         7%
Year Ended:
10/31/05     $291,796  1.00%        1.00%          2.47%            2%
10/31/04      207,816  1.04         1.04           2.42             2
10/31/03       94,005  1.09         1.05           2.99             4
10/31/02       31,070  1.17         1.05           3.67             9
10/31/01       12,257  1.30         1.16           3.65            18

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06      $173,052  1.45%(7)     1.45%(7)       2.40%(7)         7%
Year Ended:
10/31/05     $169,869  1.78%        1.78%          1.69%            2%
10/31/04      161,623  1.81         1.81           1.65             2
10/31/03      116,742  1.86         1.82           2.22             4
10/31/02       58,054  1.92         1.80           2.92             9
10/31/01       30,554  2.03         1.89           2.92            18

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06      $170,822  1.43%(7)     1.43%(7)       2.42%(7)         7%
Year Ended:
10/31/05     $152,208  1.76%        1.76%          1.71%            2%
10/31/04       97,315  1.79         1.79           1.67             2
10/31/03       51,284  1.84         1.80           2.24             4
10/31/02(5)    10,505  1.90(7)      1.78(7)        2.94(7)          9

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(8)   $     --  1.42%(7)(9)  1.42%(7)(9)    2.43%(7)(9)      7%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(8)   $     --  1.17%(7)(9)  1.17%(7)(9)    2.68%(7)(9)      7%

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  The Portfolio commenced selling Class C shares on March 1, 2002.

(6)  Per share numbers have been calculated using the average shares method.

(7)  Annualized.

(8)  The Portfolio commenced selling Class R-1 and R-2 shares on March 1, 2006.

(9) Ratios of expenses and net investment income to average net assets are hypothetical, based on Class A share ratios adjusted for the respective expenses of the share class.


                       See Notes to Financial Statements.                     21

FINANCIAL HIGHLIGHTS

BALANCED PORTFOLIO

For a Portfolio share outstanding throughout each period.

                                INCOME/(LOSS) FROM
                              INVESTMENT OPERATIONS
                       -----------------------------------
                                       NET                             LESS DISTRIBUTIONS
                                     REALIZED               ----------------------------------------
               NET                     AND                                                              NET
              ASSET                 UNREALIZED     TOTAL     DIVIDENDS  DISTRIBUTIONS                  ASSET
              VALUE        NET     GAIN/(LOSS)     FROM      FROM NET      FROM NET                    VALUE
            BEGINNING  INVESTMENT       ON      INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
            OF PERIOD    INCOME    INVESTMENTS  OPERATIONS   INCOME(1)  CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(2)
            ---------  ----------  -----------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06       $13.32    $0.17        $ 0.83       $ 1.00      $(0.19)      $   --         $(0.19)     $14.13     7.52%
Year Ended:
10/31/05      $12.64    $0.23        $ 0.68       $ 0.91      $(0.23)      $   --         $(0.23)     $13.32     7.20%
10/31/04       11.85     0.20          0.79         0.99       (0.20)          --          (0.20)      12.64     8.51
10/31/03       10.24     0.22          1.62         1.84       (0.23)          --          (0.23)      11.85    18.07
10/31/02       11.63     0.28         (1.08)       (0.80)      (0.33)       (0.26)         (0.59)      10.24    (7.32)
10/31/01       13.55     0.33(6)      (1.27)       (0.94)      (0.51)       (0.47)         (0.98)      11.63    (7.28)

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06       $13.28    $0.12        $ 0.83       $ 0.95      $(0.13)      $   --         $(0.13)     $14.10     7.21%
Year Ended:
10/31/05      $12.61    $0.12        $ 0.67       $ 0.79      $(0.12)      $   --         $(0.12)     $13.28     6.32%
10/31/04       11.82     0.10          0.79         0.89       (0.10)          --          (0.10)      12.61     7.59
10/31/03       10.22     0.14          1.61         1.75       (0.15)          --          (0.15)      11.82    17.25
10/31/02       11.62     0.20         (1.09)       (0.89)      (0.25)       (0.26)         (0.51)      10.22    (8.03)
10/31/01       13.54     0.23(6)      (1.27)       (1.04)      (0.41)       (0.47)         (0.88)      11.62    (7.98)

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06       $13.22    $0.12        $ 0.82       $ 0.94      $(0.14)      $   --         $(0.14)     $14.02     7.12%
Year Ended:
10/31/05      $12.55    $0.13        $ 0.67       $ 0.80      $(0.13)      $   --         $(0.13)     $13.22     6.41%
10/31/04       11.78     0.10          0.78         0.88       (0.11)          --          (0.11)      12.55     7.64
10/31/03       10.20     0.14          1.60         1.74       (0.16)          --          (0.16)      11.78    17.15
10/31/02(5)    11.35     0.13         (1.15)       (1.02)      (0.13)          --          (0.13)      10.20    (9.00)

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(8)    $13.93    $0.06        $ 0.19       $ 0.25      $(0.06)      $   --         $(0.06)     $14.12     1.80%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(8)    $13.93    $0.06        $ 0.19       $ 0.25      $(0.06)      $   --         $(0.06)     $14.12     1.80%

                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
            -------------------------------------------------------------
                         RATIO OF
                         EXPENSES      RATIO OF
                        TO AVERAGE   EXPENSES TO
                NET     NET ASSETS   AVERAGE NET   RATIO OF NET
              ASSETS      BEFORE     ASSETS AFTER   INVESTMENT
              END OF    REIMBURSE-    REIMBURSE-     INCOME TO   PORTFOLIO
              PERIOD      MENTS/        MENTS/      AVERAGE NET   TURNOVER
             (IN 000S)  WAIVERS(3)  WAIVERS(3)(4)     ASSETS        RATE
            ----------  ----------  -------------  ------------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06     $2,383,520  0.66%(7)     0.66%(7)      2.48%(7)          6%
Year Ended:
10/31/05    $2,125,167  0.94%        0.94%         1.69%             0%
10/31/04     1,524,988  0.98         0.98          1.56              2
10/31/03       792,423  1.02         1.02          2.03              5
10/31/02       423,478  1.04         1.04          2.55             19
10/31/01       380,681  1.02         1.02          2.63              6

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06     $1,475,448  1.43%(7)     1.43%(7)      1.71%(7)          6%
Year Ended:
10/31/05    $1,419,870  1.72%        1.72%         0.91%             0%
10/31/04     1,354,528  1.75         1.75          0.79              2
10/31/03     1,074,925  1.78         1.78          1.27              5
10/31/02       743,953  1.80         1.80          1.79             19
10/31/01       670,318  1.78         1.78          1.87              6

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06     $  868,564  1.42%(7)     1.42%(7)      1.72%(7)          6%
Year Ended:
10/31/05    $  734,801  1.70%        1.70%         0.93%             0%
10/31/04       482,799  1.74         1.74          0.80              2
10/31/03       234,076  1.76         1.76          1.29              5
10/31/02(5)     54,745  1.80(7)      1.80(7)       1.79(7)          19

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(8)  $       24  1.40%(7)     1.40%(7)      1.74%(7)          6%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(8)  $       --  1.15%(7)(9)  1.15%(7)(9)   1.99%(7)(9)       6%

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  The Portfolio commenced selling Class C shares on March 1, 2002.

(6)  Per share numbers have been calculated using the average shares method.

(7)  Annualized.

(8)  The Portfolio commenced selling Class R-1 and R-2 shares on March 1, 2006.

(9) Ratios of expenses and net investment income to average net assets are hypothetical, based on Class A share ratios adjusted for the respective expenses of the share class.


22                     See Notes to Financial Statements.

Financial Highlights

CONSERVATIVE GROWTH PORTFOLIO

For a Portfolio share outstanding throughout each period.

                                   INCOME/(LOSS) FROM
                                  INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
                        ----------------------------------------  ----------------------------------------



                NET                         NET                                                               NET
               ASSET         NET       REALIZED AND                DIVIDENDS  DISTRIBUTIONS                 ASSET
               VALUE     INVESTMENT     UNREALIZED    TOTAL FROM   FROM NET      FROM NET                    VALUE
             BEGINNING     INCOME/      GAIN/(LOSS)   INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
             OF PERIOD     (LOSS)     ON INVESTMENTS  OPERATIONS   INCOME(1)  CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(2)
             ---------  ------------  --------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $14.67   $ 0.14(6)         $ 1.25       $ 1.39       $(0.14)      $   --         $(0.14)     $15.92     9.50%
Year Ended:
10/31/05       $13.56   $ 0.13(6)         $ 1.11       $ 1.24       $(0.13)      $   --         $(0.13)     $14.67     9.19%
10/31/04        12.47     0.10(6)           1.06         1.16        (0.07)          --          (0.07)      13.56     9.44
10/31/03        10.37     0.14(6)           2.14         2.28        (0.14)       (0.04)         (0.18)      12.47    22.12
10/31/02        12.35     0.16(6)          (1.52)       (1.36)       (0.22)       (0.40)         (0.62)      10.37   (11.72)
10/31/01        15.52     0.20(6)          (2.34)       (2.14)       (0.58)       (0.45)         (1.03)      12.35   (14.31)

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $14.25   $ 0.08(6)         $ 1.21       $ 1.29       $(0.12)      $   --         $(0.12)     $15.42     9.08%
Year Ended:
10/31/05       $13.17   $ 0.02(6)         $ 1.09       $ 1.11       $(0.03)      $   --         $(0.03)     $14.25     8.42%
10/31/04        12.18    (0.00)(6)(9)       1.04         1.04        (0.05)          --          (0.05)      13.17     8.53
10/31/03        10.14     0.05(6)           2.09         2.14        (0.06)       (0.04)         (0.10)      12.18    21.24
10/31/02        12.10     0.08(6)          (1.50)       (1.42)       (0.14)       (0.40)         (0.54)      10.14   (12.46)
10/31/01        15.17     0.09(6)          (2.28)       (2.19)       (0.43)       (0.45)         (0.88)      12.10   (14.93)

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $14.15   $ 0.08(6)         $ 1.20       $ 1.28       $(0.12)      $   --         $(0.12)     $15.31     9.08%
Year Ended:
10/31/05       $13.11   $ 0.02(6)         $ 1.08       $ 1.10       $(0.06)      $   --         $(0.06)     $14.15     8.40%
10/31/04        12.13    (0.00)(6)(9)       1.03         1.03        (0.05)          --          (0.05)      13.11     8.53
10/31/03        10.10     0.06(6)           2.08         2.14        (0.07)       (0.04)         (0.11)      12.13    21.41
10/31/02(5)     11.79     0.05(6)          (1.66)       (1.61)       (0.08)          --          (0.08)      10.10   (13.72)

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(8)     $15.53   $ 0.02(6)         $ 0.37       $ 0.39       $   --       $   --         $   --      $15.92     2.51%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(8)     $15.53   $ 0.06(6)         $ 0.33       $ 0.39       $   --       $   --         $   --      $15.92     2.51%

                                    RATIOS TO AVERAGE
                              NET ASSETS/SUPPLEMENTAL DATA
             --------------------------------------------------------------
                           RATIO OF      RATIO OF
                           EXPENSES      EXPENSES      RATIO OF
                          TO AVERAGE    TO AVERAGE       NET
                 NET      NET ASSETS    NET ASSETS    INVESTMENT
               ASSETS       BEFORE        AFTER         INCOME/
               END OF     REIMBURSE-    REIMBURSE-     (LOSS) TO  PORTFOLIO
               PERIOD       MENTS/       MENTS/         AVERAGE   TURNOVER
              (IN 000S)   WAIVERS(3)  WAIVERS(3)(4)   NET ASSETS     RATE
             ----------  -----------  -------------  -----------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06      $1,814,922  0.68%(7)     0.68%(7)       1.81%(7)         7%
Year Ended:
10/31/05     $1,561,310  0.97%        0.97%          0.89%            1%
10/31/04      1,157,038  1.01         1.01           0.74             5
10/31/03        615,501  1.05         1.05           1.24             7
10/31/02        347,297  1.06         1.06           1.41            14
10/31/01        319,583  1.03         1.03           1.45             5

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06      $1,136,051  1.45%(7)     1.45%(7)       1.04%(7)         7%
Year Ended:
10/31/05     $1,059,655  1.75%        1.75%          0.11%            1%
10/31/04      1,001,081  1.78         1.78          (0.03)            5
10/31/03        827,312  1.81         1.81           0.48             7
10/31/02        623,852  1.82         1.82           0.65            14
10/31/01        636,145  1.79         1.79           0.69             5

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06      $  887,057  1.43%(7)     1.43%(7)       1.06%(7)         7%
Year Ended:
10/31/05     $  727,829  1.73%        1.73%          0.13%            1%
10/31/04        482,019  1.76         1.76          (0.01)            5
10/31/03        195,556  1.79         1.79           0.50             7
10/31/02(5)      48,424  1.82(7)      1.82(7)        0.65(7)         14

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(8)   $      162  1.41%(7)     1.41%(7)       1.08%(7)         7%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(8)   $       --  1.16%(7)(10) 1.16%(7)(10)   1.33%(7)(10)     7%

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5) The Portfolio commenced selling Class C shares on March 1, 2002.

(6) Per share numbers have been calculated using the average shares method.

(7) Annualized.

(8) The Portfolio commenced selling Class R-1 and R-2 shares on March 1, 2006.

(9) Amount represents less than $0.01 per share.

(10) Ratios of expenses and net investment income to average net assets are hypothetical, based on Class A share ratios adjusted for the respective expenses of the share class.


                      See Notes to Financial Statements.                      23

Financial Highlights

STRATEGIC GROWTH PORTFOLIO

For a Portfolio share outstanding throughout each period.

                                   INCOME/(LOSS) FROM
                                  INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
                        ----------------------------------------  ----------------------------------------



                NET                         NET                                                               NET
               ASSET         NET       REALIZED AND                DIVIDENDS  DISTRIBUTIONS                 ASSET
               VALUE     INVESTMENT     UNREALIZED    TOTAL FROM   FROM NET      FROM NET                    VALUE
             BEGINNING     INCOME/      GAIN/(LOSS)   INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
             OF PERIOD     (LOSS)     ON INVESTMENTS  OPERATIONS   INCOME(1)  CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(2)
             ---------  ------------  --------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $15.99    $ 0.13          $  1.56        $ 1.69      $(0.09)      $   --         $(0.09)     $17.59     10.60%
Year Ended:
10/31/05       $14.49    $0.06(6)        $  1.48        $ 1.54      $(0.04)      $   --         $(0.04)     $15.99     10.61%
10/31/04        13.16     0.01(6)           1.32          1.33          --           --             --       14.49     10.11
10/31/03        10.59     0.03(6)           2.63          2.66          --        (0.09)         (0.09)      13.16     25.24
10/31/02        13.10     0.03(6)          (1.92)        (1.89)      (0.14)       (0.48)         (0.62)      10.59    (15.45)
10/31/01        17.11     0.05(6)          (3.21)        (3.16)      (0.47)       (0.38)         (0.85)      13.10    (19.03)

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $15.25    $0.06           $  1.49        $ 1.55      $(0.07)      $   --         $(0.07)     $16.73     10.26%
Year Ended:
10/31/05       $13.90    $(0.06)(6)      $  1.41        $ 1.35      $   --       $   --         $   --      $15.25      9.71%
10/31/04        12.73     (0.09)(6)         1.26          1.17          --           --             --       13.90      9.19
10/31/03        10.32     (0.05)(6)         2.55          2.50          --        (0.09)         (0.09)      12.73     24.35
10/31/02        12.78     (0.06)(6)        (1.88)        (1.94)      (0.04)       (0.48)         (0.52)      10.32    (16.04)
10/31/01        16.75     (0.06)(6)        (3.14)        (3.20)      (0.39)       (0.38)         (0.77)      12.78    (19.70)

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $15.29    $0.06           $  1.50        $ 1.56      $(0.07)      $   --         $(0.07)     $16.78     10.23%
Year Ended:
10/31/05       $13.93    $(0.06)(6)      $  1.42        $ 1.36      $   --       $   --         $   --      $15.29      9.76%
10/31/04        12.74     (0.09)(6)         1.28          1.19          --           --             --       13.93      9.34
10/31/03        10.32     (0.05)(6)         2.56          2.51          --        (0.09)         (0.09)      12.74     24.44
10/31/02(5)     12.50     (0.04)(6)        (2.14)        (2.18)        --            --             --       10.32    (17.44)

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(8)     $17.10    $ 0.01          $  0.48        $ 0.49      $   --       $   --         $   --      $17.59      2.87%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(8)     $17.10    $ 0.05          $  0.44        $ 0.49      $   --       $   --         $   --      $17.59      2.87%

                                    RATIOS TO AVERAGE
                              NET ASSETS/SUPPLEMENTAL DATA
             --------------------------------------------------------------
                           RATIO OF      RATIO OF
                           EXPENSES      EXPENSES      RATIO OF
                          TO AVERAGE    TO AVERAGE       NET
                 NET      NET ASSETS    NET ASSETS    INVESTMENT
               ASSETS       BEFORE        AFTER         INCOME/
               END OF     REIMBURSE-    REIMBURSE-     (LOSS) TO  PORTFOLIO
               PERIOD       MENTS/       MENTS/         AVERAGE   TURNOVER
              (IN 000S)   WAIVERS(3)  WAIVERS(3)(4)   NET ASSETS     RATE
             ----------  -----------  -------------  -----------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06      $1,055,180  0.71%(7)      0.71%(7)       1.49%(7)       10%
Year Ended:
10/31/05     $  885,165  1.02%         1.02%          0.38%           1%
10/31/04        609,250  1.07          1.07           0.07            3
10/31/03        298,852  1.13          1.13           0.30            7
10/31/02        166,354  1.13          1.13           0.23           10
10/31/01        153,857  1.08          1.08           0.34            2

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06      $  736,887  1.46%(7)      1.46%(7)       0.74%(7)       10%
Year Ended:
10/31/05     $  672,826  1.79%         1.79%         (0.39)%          1%
10/31/04        612,914  1.83          1.83          (0.69)           3
10/31/03        484,656  1.88          1.88          (0.45)           7
10/31/02        350,982  1.87          1.87          (0.51)          10
10/31/01        384,566  1.84          1.84          (0.42)           2

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06      $  528,238  1.46%(7)      1.46%(7)       0.74%(7)       10%
Year Ended:
10/31/05     $  417,865  1.77%         1.77%         (0.37)%         1%
10/31/04        277,136  1.81          1.81          (0.67)           3
10/31/03        107,826  1.84          1.84          (0.41)           7
10/31/02(5)      26,645  1.85(7)       1.85(7)       (0.49)(7)       10

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(8)   $        6  1.43%(7)      1.43%(7)       0.77%(7)       10%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(8)   $       --  1.18%(7)(9)   1.18%(7)(9)    1.02%(7)(9)    10%

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or distributor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  The Portfolio commenced selling Class C shares on March 1, 2002.

(6)  Per share numbers have been calculated using the average shares method.

(7)  Annualized.

(8)  The Portfolio commenced selling Class R-1 and R-2 shares on March 1, 2006.

(9) Ratios of expenses and net investment income to average net assets are hypothetical, based on Class A share ratios adjusted for the respective expenses of the share class.


24                       See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.   ORGANIZATION AND BUSINESS

WM Strategic Asset Management Portfolios, LLC (the "LLC") was organized under the laws of the Commonwealth of Massachusetts on March 12, 1999 as a limited liability company. The LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The LLC offers five portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth Portfolios (each a "Portfolio" and collectively, the "Portfolios").

The LLC is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Portfolio offers five classes of shares:
Class A, Class B, Class C, Class R-1 and Class R-2 shares. Class A shares are generally subject to an initial sales charge at the time of purchase. Certain Class A shares purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within eighteen months from the date of purchase. Class B shares are not subject to an initial sales charge although they are generally subject to a CDSC if redeemed within five years from the date of purchase. Class C shares are not subject to an initial sales charge although they are subject to a CDSC if redeemed within one year from the date of purchase. Class R-1 and Class R-2 shares are only offered through retirement plans, are not available for direct purchase by investors and are not subject to an initial sales charge or CDSC.

Each of the Portfolios invests, within certain percentage ranges, in Class I shares of various funds in the WM Group of Funds (collectively, the "Underlying Funds"). WM Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, serves as investment advisor to the Portfolios and the Underlying Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective based on the Advisor's outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short-term debt instruments, including repurchase agreements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which are consistently followed by the Portfolios and Underlying Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Investments in the Underlying Funds are valued at net asset value per Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS:

Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Portfolio's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees of the LLC, reviews the value of the collateral and the creditworthiness of those banks and broker/dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.

Interest income on debt securities is accrued daily. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among the classes of that Portfolio based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Flexible Income, Conservative Balanced, Balanced and Conservative Growth Portfolios are declared and paid quarterly. Dividends from any net investment income of the Strategic Growth Portfolio are declared and paid annually. Distributions of any net capital gains earned by a Portfolio are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in accordance with federal income tax regulations.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investments held by the Portfolios, redesignated distributions and differing characterization of distributions made by each Portfolio.

FEDERAL INCOME TAXES:

It is each Portfolio's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

EXPENSES:

General expenses of the LLC are allocated to all the Portfolios based upon the relative average net assets of each Portfolio except printing and postage expenses, which are allocated to all the Portfolios based upon the relative number of shareholder accounts of each Portfolio. In addition, the Portfolios will indirectly bear their prorated share of expenses of the Underlying Funds. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

Custodian fees for certain Portfolios have been reduced by credits allowed by the Portfolio's custodian for uninvested cash balances. The Portfolios could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2006, are shown separately in the "Statements of Operations".

USE OF ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   INVESTMENT ADVISORY AND OTHER TRANSACTIONS

The Advisor provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, the Advisor is entitled to a monthly fee at an annual rate based upon aggregate average daily net assets ("aggregate net assets") of the LLC of 0.55% of aggregate net assets up to $500 million, 0.50% of the next $500 million of aggregate net assets, 0.45% of the next $1 billion of aggregate net assets, 0.40% of the next $1 billion of aggregate net assets, 0.35% of the next $1 billion of aggregate net assets, 0.30% of the next $1 billion of aggregate net assets and 0.25% of aggregate net assets over $5 billion.

WM Shareholder Services, Inc. (the "Transfer Agent"), a wholly owned subsidiary of Washington Mutual, serves as the transfer agent of the Portfolios. Fees are paid to the Transfer Agent for services related to the issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. For such services, the Transfer Agent receives a fee per open and closed account, in addition to reimbursement for certain out-of-pocket expenses. The Transfer Agent is entitled to a monthly fee based upon an annual rate of $20.00 per open account for all Class A, Class B and Class C shareholder accounts. Class R-1 and Class R-2 shares are not subject to shareholder servicing fees.

The Transfer Agent also provides services to retirement plans investing in Class R-1 and R-2 shares and their participants. For such services, the Transfer Agent is entitled to a monthly fee at an annual rate of 0.25% of the average daily net assets of each Class R-1 and Class R-2 shares.

4.   TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the LLC for serving as an officer or Trustee of the LLC. The LLC, together with other mutual funds advised by the Advisor, pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries a per annum retainer plus attendance fees for each meeting at which they are present. The Chairman, Committee Chairs and Committee Members receive additional remuneration for these services to the LLC and Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 40 funds within the WM Group of Funds.

5.   DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker/dealer and a wholly owned subsidiary of Washington Mutual, serves as distributor for the Portfolios. For the six months ended April 30, 2006, the Distributor has received $16,189,333 representing commissions (front-end sales charges) on Class A and Class C shares and $3,548,736 representing CDSCs from Class A, Class B and Class C shares.

Each of the Portfolios has adopted distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B, Class C, Class R-1 and Class R-2 shares of each Portfolio (each, a "Rule 12b-1 Plan"), respectively. Under the applicable Rule 12b-1 Plans, the Distributor may receive a service fee at an annual rate of 0.25% of the average daily net assets of each class. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B, Class C, Class R-1 and Class R-2 shares. The distribution fees for Class B and Class C shares are paid to the Distributor at an annual rate of 0.75% of the average daily net assets of such shares. The distribution fees for Class R-1 and Class R-2 shares are paid to the Distributor at annual rates of 0.55% and 0.30%, respectively, of the average daily net assets of such shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The service fee is paid by the Portfolio to the Distributor, which in turn, pays service fees to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondence, new account applications and subsequent purchases for the shareholders. Under their terms, each Rule 12b-1 plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the LLC, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6.   PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of purchases and proceeds from sales of Underlying Funds for the six months ended April 30, 2006, are as follows:

                                                           PURCHASES     SALES
NAME OF PORTFOLIO                                            (000S)     (000S)
-----------------                                          ---------   --------
Flexible Income Portfolio...............................    $ 53,932   $112,485
Conservative Balanced Portfolio.........................      70,768     44,095
Balanced Portfolio......................................     514,506    249,390
Conservative Growth Portfolio...........................     509,085    263,000
Strategic Growth Portfolio..............................     386,212    209,190

7. UNREALIZED APPRECIATION/(DEPRECIATION)

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation on a tax basis are as follows:

                                                                   (IN THOUSANDS)
                                          ---------------------------------------------------------------
                                           FLEXIBLE   CONSERVATIVE               CONSERVATIVE   STRATEGIC
                                            INCOME      BALANCED      BALANCED      GROWTH        GROWTH
                                          PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
                                          ---------   ------------   ---------   ------------   ---------
Gross tax unrealized appreciation......   $ 76,664      $ 70,391     $714,637      $696,131      $419,191
Gross tax unrealized depreciation......    (20,349)      (12,345)     (41,034)      (10,513)           --
                                          --------      --------     --------      --------      --------
Net tax unrealized appreciation........   $ 56,315      $ 58,046     $673,603      $685,618      $419,191
                                          ========      ========     ========      ========      ========

8.   UNDERLYING FUNDS

The following is a summary of investment objectives and risk factors of the Underlying Funds, and Portfolio ownership in the Underlying Funds. The WM Group of Funds semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852, contains more information regarding the Underlying Funds.

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS:

The investment objectives of the Underlying Funds are as follows:

WM REIT Fund                         Seeks to provide a high level of current income and intermediate to long-term capital appreciation.
WM Equity Income Fund                Seeks to provide a relatively high level of current income and long-term growth of income and capital.
WM Growth & Income Fund              Seeks to provide long-term capital growth. Current income is a secondary consideration.
WM West Coast Equity Fund            Seeks to provide long-term growth of capital.
WM Mid Cap Stock Fund                Seeks to provide long-term capital appreciation.
WM Growth Fund                       Seeks to provide long-term capital appreciation.
WM Small Cap Value Fund              Seeks to provide long-term capital appreciation.
WM Small Cap Growth Fund             Seeks to provide long-term capital appreciation.
WM International Growth Fund         Seeks to provide long-term capital appreciation.
WM Short Term Income Fund            Seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
WM U.S. Government Securities Fund   Seeks to provide a high level of current income consistent with safety and liquidity.
WM Income Fund                       Seeks to provide a high level of current income consistent with preservation of capital.
WM High Yield Fund                   Seeks to provide a high level of current income.

RISK FACTORS OF UNDERLYING FUNDS:

While no individual fund is intended as a complete investment program, this is especially true for funds that concentrate their investments such as those investing in particular industries or regions.

The REIT Fund concentrates its investments in real estate investment trust ("REIT") securities or debt securities of issuers that are principally engaged in the U.S. real estate or related industries. The REIT Fund could be adversely impacted by economic trends within this industry.

The West Coast Equity Fund concentrates its investments in companies located or doing business in Alaska, California, Oregon, and Washington. The West Coast Equity Fund could be adversely impacted by economic trends within this region.

The International Growth Fund concentrates its investments in foreign securities in both developed and emerging market countries. Additional risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments, and the possible prevention of currency exchange or other foreign governmental laws or restrictions. Investments in emerging markets are subject to additional risk as less developed countries are more likely to experience high levels of inflation, deflation, or currency devaluation, which could harm their economies and securities markets.

The High Yield Fund concentrates its investments in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties may exist as to an issuer's ability to meet principal and interest payments.

Certain Underlying Funds may invest a portion of their assets in foreign securities of developing or emerging market countries; enter into forward foreign currency transactions; lend their portfolio securities; enter into a stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and enter into various other investment practices, each with inherent risks. The risks involved in investing in a high concentration of a single sector include those resulting from future adverse political and economic developments or regulatory occurrences and the potential for adverse effects to the financial conditions of the industries within the sector due to market fluctuations.

PORTFOLIO OWNERSHIP IN THE UNDERLYING FUNDS:

At April 30, 2006, the LLC holds investments in a number of the Underlying Funds. The figures presented below represent the percentage of shares outstanding of each Fund owned by the Portfolios:

                                                                     PORTFOLIOS
                                      -----------------------------------------------------------------------
                                       FLEXIBLE   CONSERVATIVE               CONSERVATIVE   STRATEGIC
                                        INCOME      BALANCED      BALANCED      GROWTH       GROWTH
NAME OF UNDERLYING FUND               PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO   TOTAL
-----------------------               ---------   ------------   ---------   ------------   ---------   -----
REIT Fund .........................      2.1%          2.9%        31.5%         34.1%        20.4%     91.0%
Equity Income Fund ................      1.2%          1.7%        16.7%         17.9%        11.4%     48.9%
Growth & Income Fund ..............      2.4%          2.3%        24.1%         26.0%        16.7%     71.5%
West Coast Equity Fund ............      0.6%          1.4%        14.6%         15.5%        10.6%     42.7%
Mid Cap Stock Fund ................      2.8%          2.3%        25.3%         26.4%        19.4%     76.2%
Growth Fund .......................      2.8%          2.7%        30.7%         31.0%        22.1%     89.3%
Small Cap Value Fund ..............      3.3%          2.6%        30.7%         34.6%        22.3%     93.5%
Small Cap Growth Fund .............      2.4%          1.8%        22.1%         25.1%        16.5%     67.9%
International Growth Fund .........       --           3.0%        32.3%         32.5%        22.3%     90.1%
Short Term Income Fund ............     44.3%         14.6%        17.5%           --           --      76.4%
U.S. Government Securities Fund ...     16.7%          9.7%        45.6%         15.8%          --      87.8%
Income Fund .......................     18.7%          9.3%        38.6%         11.9%          --      78.5%
High Yield Fund* ..................      7.0%          4.3%        24.7%         11.1%        10.6%     57.7%

----------
* Does not include approximately 8.0% of the High Yield Fund held by the WM Variable Trust Portfolios, which are managed in a style substantially identical to that of the Portfolios.

OTHER FACTORS OF UNDERLYING FUNDS:

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. For example, under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

The officers and Trustees, the Advisor, the Distributor and Transfer Agent of the Portfolios serve in the same capacity for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of a Portfolio's Underlying Funds used for investment may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by the Advisor. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities. At the same time, the Underlying Funds that receive additional cash will have to invest such cash. This may be particularly important when one or more Portfolios owns a substantial portion of any Underlying Fund. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Underlying Fund performance to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. Because the Portfolios own substantial portions of some Underlying Funds, redemptions and reallocations by the Portfolios away from an Underlying Fund could cause the Underlying Fund's expenses to increase and may result in an Underlying Fund becoming too small to be economically viable. The Advisor is committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and the Underlying Funds. The Advisor will, at all times, monitor the impact on the Underlying Funds of transactions by the Portfolios.

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Each year, the Board of Trustees of the LLC (the "Board"), including a majority of the Trustees who are not interested persons of the LLC (the "Independent Trustees"), is required to determine whether to continue the LLC's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the investment manager furnish, such information as may reasonably be necessary to evaluate the terms of the LLC's advisory agreement. In May 2005, the Board and the Independent Trustees approved the continuation of the LLC's investment advisory agreement with the Advisor (the "Agreement"), and in November 2005, the Board and the Independent Trustees approved an amendment of the Agreement to reduce the fees payable thereunder, in each case following the recommendation of the Investment Committee (the "Committee"), a majority of the members of which are Independent Trustees, and the recommendations of the Independent Trustees as a whole. In connection with the November 2005 approval of the amendment reducing the fees payable under the Agreement, the Board, the Independent Trustees and the Committee relied on the information provided in connection with the May 2005 approval (as supplemented by performance information for periods ended September 30, 2005). The material factors and conclusions that formed the basis for the Committee's recommendation and the subsequent approval by the Board and the Independent Trustees in November 2005 were the same as those in May 2005, which are discussed below, except that the Board, the Independent Trustees and the Committee also considered representations by the Advisor that the scope and quality of the services provided to the LLC would not be adversely affected, that the fee reductions would reduce the Advisor's profitability, and that the only effect of the amendment was to reduce the fees payable under the Agreement.

REVIEW PROCESS:

The Independent Trustees received assistance and advice, including a written memorandum, regarding the legal standards applicable to the consideration of advisory arrangements from independent counsel to the LLC and the Independent Trustees. The Independent Trustees discussed the continuation of the Agreement with representatives of the Advisor and in private session with independent legal counsel at which no representatives of the Advisor were present. The Committee, in deciding to recommend continuation of the Agreement, and the Board and the Independent Trustees, in approving such continuation, did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Portfolio-by-Portfolio basis, and their deliberations were made separately in respect of each Portfolio. This summary describes the most important, but not all, of the factors considered by the Board, the Independent Trustees and the Committee.

MATERIALS REVIEWED:

During the course of each year, the Board receives a wide variety of materials relating to the services provided by the Advisor and its affiliates, including reports on: each Portfolio's investment results; portfolio construction; portfolio composition; performance attribution; shareholder services; the Advisor's views on the economy and capital markets; and other information relating to the nature, extent and quality of services provided by the Advisor and its affiliates to the Portfolios. With respect to performance attribution, the Board, the Independent Trustees and the Committee focused in particular on the Balanced Portfolio, as the corresponding performance attribution for the other Portfolios typically varies in proportion to the greater or lesser risk profiles of those Portfolios. In addition, in connection with its annual consideration of the LLC's advisory arrangements, the Board requests and reviews supplementary information regarding the terms of the Agreement, performance and expense information for other investment companies derived from data compiled by Lipper Inc., a third-party data provider ("Lipper"), and materials prepared by Cerulli Associates, a research and consulting firm ("Cerulli"), with respect to the costs of mutual fund wrap accounts, as well as additional information prepared by the Advisor, including financial and profitability information regarding the Advisor and its affiliates, descriptions of various functions undertaken by the Advisor, such as compliance monitoring practices, and information about the personnel providing investment management to the Portfolios. The Board, the Independent Trustees and the Committee also considered information regarding "revenue sharing" arrangements that the Advisor and its affiliates have entered into with various intermediaries that sell shares of the Portfolios. The Board also requested and reviewed information relating to other services provided to the Portfolios by the Advisor and its affiliates under other agreements, including information regarding so-called "fall-out" benefits to the Advisor and its affiliates due to their other relationships with the Portfolios, such as the administrative services contract with the Advisor described below. The Board and the Committee also received and reviewed comparative performance information regarding the SAM Portfolios at each of the quarterly Board and Committee meetings.

NATURE, EXTENT AND QUALITY OF SERVICES:

Nature and Extent of Services -- In considering the continuation of the Agreement for the current year, the Board, the Independent Trustees and the Committee evaluated the nature and extent of the services provided by the Advisor and its affiliates. The Advisor formulates each Portfolio's investment policies (subject to the terms of the prospectus); analyzes economic trends and capital market developments with a view to optimizing asset allocations; evaluates the consistency, style and quality of the investment services provided to the Underlying Funds in which the Portfolios invest; evaluates the risk/return characteristics of each of the Underlying Funds by reference to the specific security holdings of each Underlying Fund;

constructs each Portfolio; monitors each Portfolio's investment performance; and reports to the Board and the Committee. The Board, the Independent Trustees and the Committee considered information concerning the investment philosophy and investment process used by the Advisor in managing the Portfolios. In this context, the Board, the Independent Trustees and the Committee considered the in-house research capabilities of the Advisor as well as other resources available to the Advisor, including research services available to the Advisor as a result of securities transactions effected for the Underlying Funds. The Board, the Independent Trustees and the Committee considered the managerial and financial resources available to the Advisor and concluded that they would be sufficient to meet any reasonably foreseeable obligations under the Agreement. The Board, the Independent Trustees and the Committee noted that the standard of care under the Agreement was comparable to that found in many investment advisory agreements, and considered the record of the Advisor in resolving potential disputes arising under its investment advisory agreements with the WM Group of Funds to be in the best interests of shareholders.

Quality of Services -- The Board, the Independent Trustees and the Committee considered the quality of the services provided by the Advisor and the quality of the Advisor's resources that are available to the Portfolios. The Board, the Independent Trustees and the Committee considered the investment experience and professional qualifications of the personnel of the Advisor and its affiliates and the size and functions of their staffs, as well as the reputation of the Advisor. The Board, the Independent Trustees and the Committee considered the complexity of managing the Portfolios relative to other types of funds, including both other funds that pursue their objectives through investments in mutual funds (so-called "funds-of-funds") that simply rebalance their portfolios on a periodic basis and mutual fund wrap accounts that offer asset allocation services. In evaluating the scope and quality of the services provided by the Advisor to the Portfolios, the Board, the Independent Trustees and the Committee members also drew on their experiences as directors or trustees of the Underlying Funds and, for certain Trustees, other funds. The Board, the Independent Trustees and the Committee also received and reviewed information regarding the quality of non-investment advisory services provided to the Portfolios by the Advisor and its affiliates under other agreements.

The Board, the Independent Trustees and the Committee concluded that the services provided by the Advisor have benefited and should continue to benefit the Portfolios and their shareholders. The Board, the Independent Trustees and the Committee concluded that the investment philosophy, process, and research capabilities of the Advisor were well suited to the Portfolios, given their investment objectives and policies. The Board, the Independent Trustees and the Committee concluded that the scope of the services provided to the Portfolios by the Advisor and its affiliates under the Agreement was consistent with the Portfolios' operational requirements, including, in addition to their investment objectives, compliance with the Portfolios' investment restrictions, tax and reporting requirements and related shareholder services. The Board, the Independent Trustees and the Committee concluded that the nature, scope and quality of the services provided by the Advisor were sufficient, in light of the resources dedicated by the Advisor and its integrity, personnel, systems and financial resources, to merit approval of the continuation of the Agreement.

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE:

In their evaluation of the quality of the portfolio management services provided by the Advisor, the Board, the Independent Trustees and the Committee considered the professional credentials and investment experience of the Portfolios' portfolio managers. The Board, the Independent Trustees and the Committee considered whether the Portfolios operated within their investment objectives and their record of compliance with investment restrictions. The Board, the Independent Trustees and the Committee reviewed information comparing the Portfolios' historical performance to relevant market indices for the 1-, 3- and 5-year periods ended March 31, 2005, and to performance information for other investment companies with similar investment objectives over the 1-, 3-, 5-, 10-year and since inception periods ended January 31, 2005, derived from data compiled by Lipper. The Board, the Independent Trustees and the Committee focused, in particular, on the performance comparisons of the Balanced Portfolio as compared to other mutual funds categorized by Lipper as "balanced funds." The Board, the Independent Trustees and the Committee considered the difficulty in identifying peer groups for the Portfolios other than the Balanced Portfolio. The Board, the Independent Trustees and the Committee determined that those Portfolios that did not have readily identifiable peer groups performed consistently with their risk profiles relative to the Balanced Portfolio and that such Portfolios' performance should be and was symmetrically arrayed around the performance of the Balanced Portfolio. The Board, the Independent Trustees and the Committee noted that the Portfolios, other than the Flexible Income Portfolio, had performed well relative to their index benchmarks over the 3- and 5-year periods and that the Balanced Portfolio had outperformed its peers for the 3- and 5-year periods, though it had underperformed its peers during the most recent year. The Board, the Independent Trustees and the Committee discussed with the Advisor the reasons for this recent underperformance and the Advisor's plans to monitor and address performance issues. The Board, the Independent Trustees and the Committee noted the Flexible Income Portfolio's exposure to equities accounted for its shorter-term underperformance, its relatively good longer term performance and short-term volatility, in each case, relative to funds that invested exclusively in debt securities. The Board, the Independent Trustees and the Committee considered the "core" allocations for the Portfolios and reviewed the performance attribution analysis prepared by the Advisor. The Board, the Independent Trustees and the Committee concluded that the Advisor's performance record and investment process used in managing the Portfolios were sufficient to merit approval of the continuation of the Agreement.

MANAGEMENT FEES AND EXPENSES:

The Board, the Independent Trustees and the Committee reviewed information, including comparative information provided by Lipper, regarding the advisory, transfer agent, and service and distribution fees paid to the Advisor and its affiliates and the total expenses borne by the Portfolios. The Board, the Independent Trustees and the Committee considered both the total expenses borne directly by the Portfolios and the total expenses borne on an aggregate basis, including the expenses borne indirectly through the Portfolios' investments in the Underlying Funds. They discussed the general downward trend in total expense ratios for the Portfolios. The Board, the Independent Trustees and the Committee reviewed the administrative and transfer agency fees paid by the Portfolios to the Administrator, as well as the distribution (12b-1) fees paid to the Distributor. The Board, the Independent Trustees and the Committee considered the peer groups identified by Lipper for the Portfolios, including Lipper peer groups comprised of funds with similar investment objectives that invest directly in portfolio securities, and Lipper peer groups comprised exclusively of funds-of-funds. The Board, the Independent Trustees and the Committee noted that there were relatively few funds-of-funds identified by Lipper. The Board, the Independent Trustees and the Committee concluded that the Lipper peer groups comprised of funds with similar investment objectives that invest directly in portfolio securities represented the best mutual fund analogue to the Portfolios, particularly the Balanced Portfolio. The Board, the Independent Trustees and the Committee considered the similarity of the Portfolios to mutual fund wrap accounts, and reviewed and considered a report provided by Cerulli on mutual fund wrap accounts, including data on average annual advisory fees. The Board, the Independent Trustees and the Committee considered information provided by Lipper comparing the aggregate total expenses of funds-of-funds (including underlying fund expenses) identified by Lipper relative to the Portfolios. The Committee considered the anticipated effect on the Portfolios' expense ratios of proposed management fee reductions for the Growth Fund, an Underlying Fund. The Board, the Independent Trustees and the Committee concluded that the fees to be charged under the Agreement bore a reasonable relationship to the scope and quality of the services provided.

PROFITABILITY AND ECONOMIES OF SCALE:

Profitability -- The Board, the Independent Trustees and the Committee reviewed information regarding the cost of services provided by the Advisor and its affiliates and the profitability (before and after distribution expenses and prior to taxes) of their relationships with the Portfolios. The Board, the Independent Trustees and the Committee considered trends in the profitability of the Advisor and its affiliates, and information provided by Lipper regarding the pre- and post-marketing profitability of other investment advisers with publicly-traded parent companies. The Board, the Independent Trustees and the Committee considered that the Advisor must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Portfolios (and in connection therewith reviewed and considered changes in the structure of compensation of the Advisor's investment professionals, including a change in the performance-based component of the compensation and the introduction of options and restricted stock rather than vesting periods for cash bonuses) and that maintaining the financial viability of the Advisor is important in order for it to continue to provide significant services to the Portfolios and their shareholders. The Board, the Independent Trustees and the Committee considered the impact of previously-negotiated fee reductions on the profitability of the Advisor and the year-to-year trends in predistribution margins for the Advisor, over a four-year period in which complex-wide assets more than doubled. The Board, the Independent Trustees and the Committee also considered that new breakpoints for an Underlying Fund would reduce revenues to the Advisor at current asset levels. In addition, the Board, the Independent Trustees and the Committee considered information regarding the direct and indirect benefits the Advisor receives as a result of its relationship with the Portfolios, including compensation paid to the Advisor and its affiliates under other agreements, such as administrative fees to the Advisor, transfer agency fees to the Administrator, and 12b-1 fees and sales charges to the Distributor, as well as research provided to the Advisor in connection with portfolio transactions effected on behalf of the Underlying Funds (soft dollar arrangements) and reputational benefits.

Economies of Scale -- The Board, the Independent Trustees and the Committee reviewed the extent to which the Advisor may realize economies of scale in managing and supporting the Portfolios and the current level of Portfolio assets in relation to the breakpoints in each Portfolio's advisory fees. The Board, the Independent Trustees and the Committee considered the savings for the Portfolios that had been achieved due to breakpoints previously implemented as a result of negotiations between the Advisor and the Board. The Board, the Independent Trustees and the Committee considered the extent to which any economies of scale might be realized (if at all) by the Advisor across a variety of products and services, including the SAM Portfolios, and not only in respect of a single Portfolio, and took into account the fact that the Advisor had agreed to advisory fee breakpoints on assets based in part on the combined assets of all the Portfolios.

The Board, the Independent Trustees and the Committee concluded that the Portfolios' cost structure was reasonable given the scope and quality of the services provided to the Portfolios and that the Advisor was sharing any economies of scale with the Portfolios and their shareholders.

ADDITIONAL CONSIDERATIONS:

The Board, the Independent Trustees and the Committee also considered possible conflicts of interest associated with the provision of investment advisory services by the Advisor to other clients and the fact that such clients of the Advisor were then limited to those affiliated with AIG Asset Management and Transamerica Life Insurance Company (representing approximately $5.5 billion and $2.5 million in assets under management as of October 31, 2005, respectively). The Trustees considered the procedures of the Advisor designed to fulfill its fiduciary duties to its advisory clients with respect to possible conflicts of interest, including the codes of ethics, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Advisor in these matters.

CONCLUSIONS:

Based on their review, including their consideration of each of the factors referred to above, the Board, the Independent Trustees and the Committee concluded that the Agreement, including the fees payable to the Advisor, is fair and reasonable to the Portfolios and their shareholders given the scope and quality of the services provided to the Portfolios and such other considerations as the Trustees considered relevant in the exercise of their reasonable business judgment and that the continuation of the Agreement was in the best interests of the Portfolios and their shareholders. The Board and the Independent Trustees unanimously approved the continuation of the Agreement.

U.S. Government Securities Fund

PORTFOLIO MANAGER

Craig V. Sosey
WM Advisors, Inc.

Note: Pages 34 and 35 provide information about certain WM Funds in which the SAM Portfolios invest a significant portion of their assets. For additional information about these and other WM Funds, please see the WM Group of Funds semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                          6-Month   1-Year   5-Year   10-Year   Since Inception   Inception Date
                                          -------   ------   ------   -------   ---------------   --------------
CLASS A SHARES       Net Asset Value(3)     0.82%    0.82%    3.97%    5.57%          7.46%            5/4/84
                     With Sales Charge     -3.75%   -3.74%    3.02%    5.08%          7.24%
CLASS B SHARES       Net Asset Value(3)     0.45%    0.09%    3.22%    4.91%          5.16%           3/30/94
                     With Sales Charge     -4.55%   -4.91%    2.86%    4.91%          5.16%
CLASS C SHARES       Net Asset Value(3)     0.46%    0.18%    3.22%    4.89%          2.42%            3/1/02
                     With Sales Charge     -0.54%   -0.82%    3.22%    4.89%          2.42%
CLASS R-1 SHARES     Net Asset Value(3)    -0.16%   -0.48%    3.18%    4.89%         -1.61%            3/1/06
CLASS R-2 SHARES     Net Asset Value(3)    -0.07%   -0.28%    3.43%    5.15%         -1.61%            3/1/06
Citigroup Mortgage
   Index(4)                                 1.23%    1.60%    4.88%    6.27%          9.00%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares:   -2.61% (1-year), 3.00% (5-year), 5.01% (10-year), 7.27% (since inception)

Class B Shares:   -3.80% (1-year), 2.85% (5-year), 4.84% (10-year), 5.19% (since inception)

Class C Shares:   0.20% (1-year), 3.20% (5-year), 4.82% (10-year), 2.48% (since inception)

Class R-1 Shares: 0.96% (1-year), 3.23% (5-year), 4.86% (10-year), -1.23% (since inception)

Class R-2 Shares: 1.19% (1-year), 3.48% (5-year), 5.11% (10-year), -1.23% (since inception)

PORTFOLIO COMPOSITION(5)

As of
4/30/06

                                   (PIE CHART)

                          As of      As of
Asset Class              4/30/06   10/31/05   Change
-----------              -------   --------   ------
FHLMC/FGLMC                34%        33%        +1%
FNMA                       30%        29%        +1%
CMOs                       20%        18%        +2%
GNMA                        5%         7%        -2%
U.S. Government Agency      4%         4%         0%
U.S. Treasuries             4%         5%        -1%
Cash Equivalents            3%         4%        -1%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. For Class C, R-1, and R-2 shares, performance for periods prior to inception is hypothetical, based on Class A share returns adjusted for the respective expenses of the share class. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The U.S. Government Securities Fund's performance between 1998 and 2000 and the Income Fund's performance in 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Funds' expenses. On 3/1/04, the investment policies of the U.S. Government Securities Fund were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)  Periods of less than one year are not annualized.

PORTFOLIO MANAGERS

John R. Friedl, CFA and                                              INCOME FUND
Gary J. Pokrzywinski, CFA
WM Advisors, Inc.

(5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise. U.S. Government Securities Fund: Neither the principal of government bond funds nor their yields are guaranteed by the U.S. government.

Income Fund: Lower-rated securities are subject to additional credit and default risks.

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                          6-Month   1-Year   5-Year   10-Year   Since Inception   Inception Date
                                          -------   ------   ------   -------   ---------------   --------------
CLASS A SHARES       Net Asset Value(3)     1.68%    2.02%    5.84%    6.56%          8.32%          12/15/75
                     With Sales Charge     -2.94%   -2.60%    4.86%    6.07%          8.16%
CLASS B SHARES       Net Asset Value(3)     1.19%    1.18%    5.08%    5.93%          6.16%           3/30/94
                     With Sales Charge     -3.81%   -3.82%    4.75%    5.93%          6.16%
CLASS C SHARES       Net Asset Value(3)     1.18%    1.15%    5.07%    5.88%          4.46%            3/1/02
                     With Sales Charge      0.18%    0.15%    5.07%    5.88%          4.46%
CLASS R-1 SHARES     Net Asset Value(3)     0.53%    0.54%    5.00%    5.86%         -1.65%            3/1/06
CLASS R-2 SHARES     Net Asset Value(3)     0.61%    0.75%    5.26%    6.12%         -1.65%            3/1/06
Citigroup Broad
   Investment-Grade
   Bond Index(4)                            0.55%    0.78%    5.21%    6.36%            --

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares:   -1.78% (1-year), 4.81% (5-year), 5.99% (10-year), 8.18% (since inception)
Class B Shares:   -3.07% (1-year), 4.66% (5-year), 5.86% (10-year), 6.20% (since inception)
Class C Shares:   0.90% (1-year), 5.01% (5-year), 5.80% (10-year), 4.57% (since inception)
Class R-1 Shares: 1.70% (1-year), 5.03% (5-year), 5.83% (10-year), -1.21% (since inception)
Class R-2 Shares: 1.93% (1-year), 5.28% (5-year), 6.09% (10-year), -1.21% (since inception)

PORTFOLIO COMPOSITION(5)

As of
4/30/06

                                   (PIE CHART)

                                    As of      As of
Asset Class                        4/30/06   10/31/05   Change
-----------                        -------   --------   ------
Domestic Corporate Bonds             58%        57%       +1%
Mortgage-Backed Bonds                24%        23%       +1%
U.S. Treasuries                       7%         7%        0%
Foreign Corporate Bonds (U.S.$)       6%         6%        0%
Foreign Government Bonds (U.S.$)      1%         1%        0%
Equities                              0%         1%       -1%
Cash Equivalents                      4%         5%       -1%

(3)  Net asset value is not adjusted for sales charge.

(4) See page 7 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions. The since-inception return shown for the Citigroup Mortgage Index is calculated from 4/30/84. Indices are unmanaged, and individuals cannot invest directly in an index.

(5)  May not reflect the current portfolio composition.

OTHER PORTFOLIO INFORMATION

SCHEDULES OF INVESTMENTS:

The LLC files its complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The LLC's Form N-Q is available at http://www.sec.gov and also may be reviewed and copied at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 800-SEC-0330.

PROXY VOTING INFORMATION:

The policies and procedures that the LLC uses to determine how to vote proxies relating to portfolio securities held by the Portfolio are included in the LLC's Statement of Additional Information which is available, without charge and upon request, by calling 800-222-5852. Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at http://www.wmgroupoffunds.com. This information is also available at http://www.sec.gov.

                                    (GRAPHIC)

(WM GROUP OF FUNDS LOGO)

A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

This semiannual report is published as general information for the shareholders of the WM Group of Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please contact your Investment Representative or call 800-222-5852.

The WM Group of mutual funds is advised by WM Advisors, Inc., distributed by WM Funds Distributor, Inc., and sold through WM Financial Services, Inc. (all affiliates of Washington Mutual, Inc.) and independent broker/dealers.

Distributed by:
WM Funds Distributor, Inc.

Member NASD

(E-DELIVERY LOGO)

SAVE TIME AND PAPER. ENROLL TODAY.

Choose e-delivery and we'll e-mail you when statements, prospectuses, and shareholder reports are updated. You can select which items to receive electronically when you sign up at wmgroupoffunds.com.

(WM GROUP OF FUNDS LOGO)

P.O. Box 8024
Boston, MA 02266-8024

ITEM 2. CODE OF ETHICS

Not applicable for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable for this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11. CONTROLS AND PROCEDURES:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 of the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Strategic Asset Management Portfolios, LLC

By:   /s/ William G. Papesh
      William G. Papesh
      President and Chief Executive Officer
Date: June 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jeffrey L. Lunzer
      Jeffrey L. Lunzer
      Treasurer and Chief Financial Officer
Date: June 29, 2006


By:   /s/ William G. Papesh
      William G. Papesh
      President and Chief Executive Officer
Date: June 29, 2006